EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Global Opportunities Portfolio
BlackRock International Opportunities Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock Science & Technology Opportunities Portfolio

Investor, Institutional and Class R Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dear Shareholder:

BlackRock is pleased to announce several new enhancements to our fund prospectuses. These changes include:

A new plain English style in an updated format to make the prospectus more user-friendly: The redesigned prospectus provides a clearer description of the funds’ investment strategies and risks as well as the various options available to investors for purchasing, exchanging and redeeming fund shares.

The packaging of similar funds: BlackRock has grouped like funds together in the same prospectus, which may result in reduced costs to the funds.

We continue to encourage you to take advantage of electronic delivery of prospectuses in lieu of receiving printed prospectuses as it reduces expenses borne by shareholders, and it is more environmentally friendly. To go paperless, please contact your financial professional or go online to www.blackrock.com/edelivery for more information.

At BlackRock, our interest continues to focus solely on those interests of our clients. We appreciate the trust you give our investment professionals and look forward to providing additional enhancements and services in the future. For more information, please do not hesitate to contact your financial professional or BlackRock at 800-441-7762 or visit our website at www.blackrock.com.

Very truly yours,

BlackRock Funds

	Table of Contents

Funds Overview	Key facts and details about the Funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About the Funds	4
	BlackRock Global Opportunities Portfolio	4
	BlackRock International Opportunities Portfolio	9
	BlackRock U.S. Opportunities Portfolio	13
	BlackRock Health Sciences Opportunities Portfolio	17
	BlackRock Science & Technology Opportunities Portfolio	22

Details About the Funds	How Each Fund Invests	27
	Investment Risks	33

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	39
	Details about the Share Classes	42
	How to Buy, Sell, Exchange and Transfer Shares	46
	Account Services and Privileges	52
	Funds’ Rights	53
	Participation in Fee-Based Programs	53
	Short-Term Trading Policy	54
	Redemption Fee	55
	Distribution and Service Payments	56

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	58
	Portfolio Manager Information	60
	Conflicts of Interest	61
	Valuation of Fund Investments	62
	Dividends, Distributions and Taxes	63

Financial Highlights	Financial Performance of the Funds	64

General Information	Shareholder Documents	85
	Certain Fund Policies	85
	Statement of Additional Information	86

Glossary	Glossary of Investment Terms	87

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about five portfolios of BlackRock FundsSM (the “Trust”), BlackRock Global Opportunities Portfolio (“Global Opportunities”), BlackRock International Opportunities Portfolio (“International Opportunities”), BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities”), BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities”) and BlackRock Science & Technology Opportunities Portfolio (“Science & Technology Opportunities”). Each Portfolio represents a separate portfolio of securities and each has its own investment objective. Global Opportunities, International Opportunities, U.S. Opportunities, Health Sciences Opportunities and Science & Technology Opportunities may be individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds.”

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the applicable sub-adviser, BlackRock Financial Management, Inc. (“BFM”) with respect to Global Opportunities or BlackRock International Limited (“BIL”) with respect to International Opportunities.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the section for any particular Fund to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

Global Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of Global Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers (i) organized or located outside of the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

The Fund may also invest up to 25% of its total assets in global fixed income securities, including emerging market debt. The Fund’s fixed income investments may include corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds). From time to time, the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments. The Fund will invest in securities of non-U.S. issuers that can be U.S.-dollar based or non-U.S.-dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return. With respect to equity investments, the Fund primarily buys common stock but may also invest in preferred stock and convertible securities.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

For additional information about Global Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Global Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio investing in the securities of a variety of countries and of any market capitalization as part of your total investment portfolio

  Are willing to accept the risks associated with investments in both equity and debt securities, including high yield and emerging market debt securities

  Are looking for exposure to a variety of foreign markets, including emerging markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

Risk/Return Information

The chart and table shown below give you a picture of Global Opportunities’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Global Opportunities. The table compares the Fund’s performance to that of the S&P Global Broad Market Index (BMI), a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Global Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 8.78% (quarter ended June 30, 2007) and the lowest return for a quarter was –21.57% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	Since Inception[1]

BlackRock Global Opportunities Portfolio — Investor A
Return Before Taxes[2]	–41.98%	–8.17%
Return After Taxes on Distributions[2]	–41.98%	–8.62%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–27.29%	–6.94%

BlackRock Global Opportunities Portfolio — Investor B3
Return Before Taxes[2]	–42.19%	–8.32%

BlackRock Global Opportunities Portfolio — Investor C
Return Before Taxes[2]	–40.15%	–7.26%

BlackRock Global Opportunities Portfolio — Institutional
Return Before Taxes[2]	–38.48%	–6.16%

S&P Global Broad Market Index (BMI)
(Reflects no deduction for fees, expenses or taxes)	–42.41%	–9.60%

[1]	The Fund commenced operations on January 31, 2006.

[2]	Includes all applicable fees and sales charges.

[3]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Global Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.45%	0.47%	0.48%	0.43%

Acquired Fund Fees and Expenses[6]	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[6]	1.62%	2.39%	2.40%	1.35%

Fee Waivers and Expense Reimbursements[7]	—%	—%	—%	—%

Net Annual Fund Operating Expenses[7]	1.62%	2.39%	2.40%	1.35%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

[7]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.65% (for Investor A Shares), 2.40% (for Investor B and Investor C Shares) and 1.35% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Global Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$681	$1,009	$1,360	$2,346

Investor B Shares[2]
Redemption	$692	$1,095	$1,475	$2,535[3]

Investor B Shares
No Redemption	$242	$745	$1,275	$2,535[3]

Investor C Shares[2]
Redemption	$343	$748	$1,280	$2,736

Investor C Shares
No Redemption	$243	$748	$1,280	$2,736

Institutional Shares	$137	$428	$739	$1,624

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

International Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of International Opportunities is to seek long-term capital appreciation.

What are the Fund’s main investment strategies?

Under normal market conditions, International Opportunities invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers (i) organized or located outside of the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about International Opportunities’ risks, see “Investment Risks” below.

Who should invest?

International Opportunities may be an appropriate investment for you if you:

  Are investing for long term goals

  Want a professionally managed non-diversified portfolio investing in foreign securities as part of your total investment portfolio

  Are willing to accept the increased price volatility, currency fluctuations and other risks associated with investment in foreign markets

  Are seeking to diversify your investment portfolio to include foreign equity securities

  Are not looking for a significant amount of current income

Risk/Return Information

The chart and table below give you a picture of International Opportunities’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P Global Ex-U.S. Broad Market Index (BMI) and the S&P Extended Market Index Global Ex-U.S., each a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
International Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 81.64% (quarter ended December 31, 1999) and the lowest return for a quarter was –24.50% (quarter ended September 30, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock International Opportunities Portfolio — Investor A
Return Before Taxes[1]	–46.31%	6.30%	13.89%
Return After Taxes on Distributions[1]	–46.13%	4.93%	12.74%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–29.91%	5.71%	12.39%

BlackRock International Opportunities Portfolio — Investor B2
Return Before Taxes[1]	–46.28%	6.34%	13.85%

BlackRock International Opportunities Portfolio — Investor C
Return Before Taxes[1]	–44.32%	6.66%	13.69%

BlackRock International Opportunities Portfolio — Institutional
Return Before Taxes[1]	–43.12%	7.83%	14.99%

S&P Global Ex-U.S. Broad Market Index (BMI)[3]	–45.89%	3.15%	2.92%

S&P Extended Market Index Global Ex-U.S.[4]	–49.85%	3.07%	4.62%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

[3]	Until October 1, 2008, this index was called the S&P/Citigroup Broad Market Index Global Ex-U.S.

[4]	Until October 1, 2008, this index was called the S&P/Citigroup Extended Market Index Global Ex-U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of International Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.98%	0.98%	0.98%	0.98%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.37%[6]	0.37%	0.34%	0.31%

Acquired Fund Fees and Expenses[7]	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[7]	1.62%	2.37%	2.34%	1.31%

Fee Waivers and Expense Reimbursements[8]	—%	—%	—%	—%

Net Annual Fund Operating Expenses[8]	1.62%	2.37%	2.34%	1.31%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.92% (for Investor A Shares), 2.67% (for Investor B and Investor C Shares), 1.45% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in International Opportunities with the cost of investing in other mutual Funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$681	$1,009	$1,360	$2,346

Investor B Shares[2]
Redemption	$690	$1,089	$1,465	$2,520[3]

Investor B Shares
No Redemption	$240	$739	$1,265	$2,520[3]

Investor C Shares[2]
Redemption	$337	$730	$1,250	$2,676

Investor C Shares
No Redemption	$237	$730	$1,250	$2,676

Institutional Shares	$133	$415	$718	$1,579

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

U.S. Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of U.S. Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about U.S. Opportunities’ risks, see “Investment Risks” below.

Who should invest?

U.S. Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of U.S. emerging capitalization investments

  Are willing to accept the risks of investing in U.S. small and mid-cap companies in order to seek long-term capital growth

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

Risk/Return Information

The chart and table below give you a picture of U.S. Opportunities’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P U.S. MidSmall Cap Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

In December 2002, the Fund changed its primary investment strategies and, therefore, the Fund’s performance prior to that date does not reflect the Fund’s current investment style.

Investor A Shares
ANNUAL TOTAL RETURNS
U.S. Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 69.16% (quarter ended December 31, 1999) and the lowest return for a quarter was –25.58% (quarter ended September 30, 2001).

	1 Year
As of 12/31/08		5 Years	10 Years

BlackRock U.S. Opportunities Portfolio — Investor A
Return Before Taxes[1]	–38.62%	3.37%	10.30%
Return After Taxes on Distributions[1]	–38.62%	3.37%	8.59%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.10%	2.89%	8.13%

BlackRock U.S. Opportunities Portfolio — Investor B2
Return Before Taxes[1]	–38.59%	3.37%	10.24%

BlackRock U.S. Opportunities Portfolio — Investor C
Return Before Taxes[1]	–36.31%	3.73%	10.07%

BlackRock U.S. Opportunities Portfolio — Institutional
Return Before Taxes[1]	–34.88%	4.95%	13.43%

S&P U.S. MidSmall Cap Index[3]	–39.64%	–1.06%	3.70%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

[3]	Until October 1, 2008, this index was called the S&P/Citigroup Extended Market Index U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of U.S. Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	1.10%	1.10%	1.10%	1.10%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.63%	0.71%	0.61%	0.60%[6]

Acquired Fund Fees and Expenses[7]	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses[7]	1.76%	2.59%	2.49%	1.48%

Fee Waivers and Expense Reimbursements[8]	(0.13)%	(0.31)%	(0.21)%	(0.45)%

Net Annual Fund Operating Expenses[8]	1.63%	2.28%	2.28%	1.03%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.60% (for Investor A Shares), 2.25% (for Investor B and Investor C Shares) and 1.00% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 1.48% (for Investor A Shares), 2.22% (for Investor B Shares) and 2.21% (for Investor C Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in U.S. Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year
		3 Years	5 Years	10 Years

Investor A Shares[1]	$682	$1,038	$1,418	$2,479

Investor B Shares[2]
Redemption	$681	$1,126	$1,548	$2,699[3]

Investor B Shares
No Redemption	$231	$776	$1,348	$2,699[3]

Investor C Shares[2]
Redemption	$331	$756	$1,307	$2,810

Investor C Shares
No Redemption	$231	$756	$1,307	$2,810

Institutional Shares	$105	$424	$765	$1,730

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Health Sciences Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Health Sciences Opportunities invests at least 80% of total assets in securities of companies in health sciences and related industries. Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries. The Fund reserves the right to invest up to 20% of total assets in other types of securities. These may include stocks of companies not associated with health sciences, debt securities and smaller capitalization companies.

From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. Such developments may, therefore, have a greater impact on the Fund’s performance.

  Healthcare-Related Securities Risk — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

  Concentration Risk — Concentration risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Health Sciences Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Health Sciences Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Are looking for a professionally managed portfolio to add to your investments that will increase your allocation to the healthcare sector

  Are looking to invest in a portfolio comprised primarily of healthcare equity securities and are willing to accept the risk that the value of your investment may be influenced by the risks associated with a sector strategy versus a more diversified investment

  Are looking for an investment portfolio that includes exposure to healthcare companies in a variety of foreign markets in addition to U.S. investments and are willing to accept the risks of foreign investing

  Are willing to accept the risk that the value of your investment may decline in order to seek long-term capital appreciation

  Are not looking for a significant amount of current income

Risk/Return Information

On January 31, 2005, Health Sciences Opportunities reorganized with the State Street Research Health Sciences Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had investment goals and strategies substantially similar to the Fund. The chart and table give you a picture of long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the performance to that of the Russell 3000® Health Care Index and the S&P 500® Index, both of which are recognized unmanaged indices of stock market performance, and the Lipper Health/Biotechnology Fund Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If certain expenses had not been waived or reimbursed during these periods, returns would have been lower.

The performance of Investor B and Investor C Shares for the period before they were launched is based on the performance of Investor A Shares, adjusted to reflect the class specific fees applicable to Investor B and Investor C Shares, respectively, at the time of such share class’s launch. This information may be considered when assessing the Fund’s performance, but does not represent the actual performance of these share classes.

Investor A Shares
ANNUAL TOTAL RETURNS
Health Sciences Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 34.69% (quarter ended June 30, 2003) and the lowest return for a quarter was –15.15% (quarter ended June 30, 2002).

As of 12/31/08	1 Year	5 Years	Since Inception[1]

BlackRock Health Sciences Opportunities Portfolio — Investor A
Return Before Taxes[2]	–23.56%	5.91%	12.58%
Return After Taxes on Distributions[2]	–25.01%	4.97%	11.50%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–14.18%	4.83%	10.71%

BlackRock Health Sciences Opportunities Portfolio — Investor B3
Return Before Taxes[2]	–23.20%	5.92%	12.47%

BlackRock Health Sciences Opportunities Portfolio — Investor C
Return Before Taxes[2]	–20.59%	6.32%	12.46%

BlackRock Health Sciences Opportunities Portfolio — Institutional
Return Before Taxes[2]	–19.05%	7.39%	13.58%

Lipper Health/Biotechnology Fund Index
(Reflects no deduction for fees, expenses or taxes)	–22.74%	1.16%	6.67%

Russell 3000 Health Care Index (Reflects no deduction for fees, expenses or taxes)	–22.97%	–0.99%	1.07%

S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–2.19%	–3.32%

[1]	The Fund commenced operations on December 21, 1999.
[2]	Includes all applicable fees and sales charges.
[3]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, and Institutional Shares of Health Sciences Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.74%	0.74%	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.37%[6]	0.40%	0.31%	0.26%

Acquired Fund Fees and Expenses[7]	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses[7]	1.39%	2.17%	2.08%	1.03%

Fee Waivers and Expense Reimbursements[8]	—%	—%	—%	—%

Net Annual Fund Operating Expenses[8]	1.39%	2.17%	2.08%	1.03%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.55% (for Investor A Shares), 2.25% (for Investor B and Investor C Shares) and 1.25% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Health Sciences Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$659	$ 942	$1,246	$2,106

Investor B Shares[2]
Redemption	$670	1,029	$1,364	$2,305	[3]

Investor B Shares
No Redemption	$220	$ 679	$1,164	$2,305	[3]

Investor C Shares[2]
Redemption	$311	$ 652	$1,119	$2,410

Investor C Shares
No Redemption	$211	$ 652	$1,119	$2,410

Institutional Shares	$105	$ 328	$ 569	$1,259

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Science & Technology Opportunities Portfolio

Effective September 15, 2008, the name of BlackRock Global Science & Technology Opportunities Portfolio changed to BlackRock Science & Technology Opportunities Portfolio.

What is the Fund’s investment objective?

The investment objective of Science & Technology Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Fund may invest in companies located throughout the world and may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

Science & Technology Opportunities primarily invests in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Concentration Risk — Concentration risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in the science and technology sectors, there is the risk that the Fund will perform poorly during a downturn in either of those sectors.

  Technology Securities Risk — Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Science & Technology Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Science & Technology Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio investing in science and technology-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the science and technology sectors

  Are looking for exposure to foreign as well as domestic markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

Risk/Return Information

The chart and table shown below give you a picture of Science & Technology Opportunities’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C, Institutional and Class R Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Science & Technology Opportunities. The table compares the Fund’s performance to that of the NYSE Arca Tech 100 IndexSM, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Science & Technology Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 32.65% (quarter ended December 31, 2001) and the lowest return for a quarter was –35.49% (quarter ended September 30, 2001).

As of 12/31/08	1 Year	5 Years	Since Inception[1]

BlackRock Science & Technology Opportunities Portfolio — Investor A
Return Before Taxes[2]	–43.03%	–3.65%	–7.81%
Return After Taxes on Distributions[2]	–43.03%	–3.65%	–7.81%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–27.97%	–3.07%	–6.28%

BlackRock Science & Technology Opportunities Portfolio — Investor B3
Return Before Taxes[2]	–43.05%	–3.78%	–7.91%

BlackRock Science & Technology Opportunities Portfolio — Investor C
Return Before Taxes[2]	–40.89%	–3.39%	–7.96%

BlackRock Science & Technology Opportunities Portfolio — Institutional
Return Before Taxes[2]	–39.56%	–2.17%	–6.81%

BlackRock Science & Technology Opportunities Portfolio — Class R4
Return Before Taxes[2]	–40.10%	–2.95%	–7.55%

NYSE Arca Tech 100 Index (Reflects no deduction for fees, expenses or taxes)	–34.50%	–2.14%	–5.42%

[1]	The Fund commenced operations on May 15, 2000.

[2]	Includes all applicable fees and sales charges.

[3]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

[4]	The returns for Class R Shares prior to September 15, 2008, the date the shares commenced operations, are based on the performance for Investor A Shares, adjusted to reflect the class specific fees applicable to Class R Shares at the time of such share class's launch. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, Institutional and Class R Shares of Science & Technology Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional	Class R
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.92%[6]	1.10%[6]	0.86%[6]	0.85%	0.96%[6]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	2.08%	3.01%	2.77%	1.76%	2.37%

Fee Waivers and Expense Reimbursements[8]	(0.32)%	(0.35)%	(0.11)%	(0.40)%	—%

Net Annual Fund Operating Expenses[8]	1.76%	2.66%	2.66%	1.36%	2.37%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.75% (for Investor A Shares), 2.65% (for Investor B and Investor C Shares), 1.35% (for Institutional Shares) and 2.57% (for Class R Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, in connection with a reorganization of the Fund, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) would not exceed 2.13% of average daily net assets (for Class R Shares). BlackRock may discontinue or reduce this voluntary waiver and/or reimbursement of fees and/or expenses at any time without notice, however BlackRock has agreed not to reduce or discontinue this waiver or reimbursement for a period of two years after the closing of the reorganization. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Science & Technology Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$694	$1,113	$1,557	$2,785

Investor B Shares[2]
Redemption	$719	$1,248	$1,751	$3,084	[3]

Investor B Shares
No Redemption	$269	$ 898	$1,551	$3,084	[3]

Investor C Shares[2]
Redemption	$369	$ 849	$1,455	$3,091

Investor C Shares
No Redemption	$269	$ 849	$1,455	$3,091

Institutional Shares	$138	$ 515	$ 917	$2,040

Class R Shares	$240	$ 739	$1,265	$2,706

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Details About the Funds

How Each Fund Invests

Global Opportunities Portfolio

Investment Goal

The investment objective of Global Opportunities is to provide long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Global Opportunities, such as:

  identifying securities that have above-average return potential, influenced by factors such as relative value and earnings estimate revisions; and

  identifying opportunities in the global securities markets for investments in global equity securities of any market capitalization, as well as fixed income investments and foreign currency transactions.

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a security when, in the Fund management team’s opinion, the security reaches its price target, or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. Under normal market conditions, the Fund will invest at least 40% of its total assets in issuers located outside of the U.S., and the Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

Investment in fixed income securities will be made on an opportunistic basis. Securities will be identified based on factors such as relative value and earnings estimate revisions. The Fund may invest up to 25% of total assets in global fixed income securities, including corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds). Split rated bonds will be considered to have the higher credit rating.

From time to time, the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund will invest in securities of non-U.S. issuers that can be U.S.-dollar based or non-U.S.-dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

With respect to equity investments, the Fund primarily buys common stock but may also invest in preferred stock and convertible securities.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE GLOBAL OPPORTUNITIES PORTFOLIO

Global Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

International Opportunities Portfolio

Investment Goal

The investment objective of International Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for International Opportunities, such as:

  identifying companies that appear to have above-average earnings growth potential;

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average return potential based on factors such as relative value and earnings estimate revisions, depending on market conditions.

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers (i) organized or located outside of the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE INTERNATIONAL OPPORTUNITIES PORTFOLIO

International Opportunities is managed by a team of financial professionals. Michael D. Carey, CFA and Thomas Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

U.S. Opportunities Portfolio

Investment Goal

The investment objective of U.S. Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the U.S. Opportunities Portfolio, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE U.S OPPORTUNITIES PORTFOLIO

U.S. Opportunities is managed by a team of financial professionals. Jean M. Rosenbaum, CFA and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Health Sciences Opportunities Portfolio

Investment Goal

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Health Sciences Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average returns; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund expects to invest in health sciences companies comparable in size to those in the health sector of the Russell 3000® Health Care Index or in similar companies, including non-U.S. companies. The Fund does not limit its investments to companies of any particular size.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of total assets in securities of companies in health sciences and related industries. The Health Sciences sector can include companies in Health Care Equipment & Supplies, Health Care Providers & Services, Biotechnology, and Pharmaceuticals. The sector can include, but is not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.

The Fund’s investments may include common and preferred stock, convertible securities, warrants and depositary receipts. From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The Fund reserves the right to invest up to 20% of total assets in other types of securities. These may include stocks of companies not associated with health sciences, debt securities and smaller capitalization companies.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE HEALTH SCIENCES OPPORTUNITIES PORTFOLIO

Health Sciences Opportunities is managed by a team of financial professionals. Erin Xie, PhD and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Science & Technology Opportunities Portfolio

Investment Goal

The investment objective of Science & Technology Opportunities is to provide long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Science & Technology Opportunities, such as:

  selecting companies with the potential for rapid and sustainable growth from the development, advancement and use of science and/or technology; and

  identifying companies that have above-average return potential based on factors such as revenue and earnings growth, estimate revisions, profitability and relative value. The factors and the weight assigned to a factor may change depending on market conditions.

In addition, a variety of countries, including emerging market countries, and industries are likely to be represented.

The Fund generally will sell a stock when, in the Fund management team’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or use of technology. The Fund may invest up to 25% of its net assets in emerging market countries.

Some of the industries likely to be represented in the Fund’s portfolio holdings include: application software, IT consulting and services, internet software and services, networking equipment, telecom equipment, computer hardware, computer storage and peripherals, electronic equipment and instruments, semiconductors and equipment, aerospace and defense, electrical components and equipment, biotechnology, pharmaceuticals, healthcare equipment and supplies, healthcare distribution and services, healthcare facilities, industrial gases, specialty chemicals, advanced materials, integrated telecom services, alternative carriers and wireless telecommunication services.

Science & Technology Opportunities primarily invests in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

Science & Technology Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA, Jean M. Rosenbaum, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies:

In addition to the main strategies discussed above, the Funds may also invest or engage in the following investments/strategies:

  Foreign Exchange Transactions — Each Fund may engage in foreign exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

  Repurchase Agreements, Purchase and Sale Contracts — A Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

  Illiquid/Restricted Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  “New Issues” — Each Fund may invest in shares of companies through initial public offerings (“IPOs”).

  Warrants — A warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.

  Temporary Defensive Strategies — It is possible that in extreme market conditions each Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  Money Market Securities — A Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Credit Default Swaps — A Fund may invest in credit default swaps, whereby one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

  Depositary Receipts — Depositary receipts are issued for the purpose of evidencing underlying securities issued by a foreign corporation.

  Indexed and Inverse Securities — Each Fund may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed security”). For example, a Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. A Fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in a Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Concentration Risk (Health Sciences Opportunities and Science & Technology Opportunities) — Concentration risk is the risk that a Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because Science & Technology Opportunities invests primarily in two sectors, there is the risk that the Fund will perform poorly during a downturn in one of those sectors. Because Health Sciences Opportunities invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

Non-Diversification Risk (Health Sciences Opportunities) — Health Sciences Opportunities is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Securities Risk (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities Main Risk; U.S. Opportunities Other Risk) — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be un-invested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

Emerging Markets Risk (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Healthcare-Related Securities Risk (Health Sciences Opportunities) — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

Technology Securities Risk (Science & Technology Opportunities) — Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

Geographic Concentration Risk (Science & Technology Opportunities) — From time to time, Science & Technology Opportunities may invest more than 25% of its assets in securities whose issuers are located in a single country. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Derivatives Risk — A Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Foreign Currency Transactions Risk (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — Each of the Funds may invest in forward foreign currency exchange contracts. Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Depositary Receipts Risk — The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose a Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Indexed and Inverse Securities Risk — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

“New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for a Fund. However, there is no assurance that a Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Credit Default Swaps Risk — In addition to the risks generally posed by derivatives, credit default swaps are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk and interest rate risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Junk Bonds Risk (Global Opportunities) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mortgage-Backed Securities Risk (Global Opportunities) — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities subject the Fund to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Asset-Backed Securities Risk — Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to prepayment risk and extension risk.

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Investor B, Investor C and Institutional Shares in this prospectus for Global Opportunities, International Opportunities, U.S. Opportunities and Health Sciences Opportunities; Investor A, Investor B, Investor C, Institutional and Class R Shares in this prospectus for Science & Technology Opportunities), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

For example, if you select Institutional Shares of a Fund, you will not pay any sales charge. However, only certain investors may buy Institutional Shares.

If you select Investor A Shares of a Fund, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

If you select Investor B or Investor C or Class R Shares (if available for your Fund), you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year for Investor B Shares, 0.75% per year for Investor C Shares and 0.25% per year for Class R Shares, and a service fee of 0.25% per year for all three classes of shares under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor B or Investor C Shares. Classes with the lower expenses will have higher net asset values and dividends relative to other share classes. If you redeem (either by sale or exchange) shares of any class within 30 days of purchase or exchange, you will generally be charged a redemption fee unless certain conditions are met.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table on the following page summarizes key features of each of the share classes.

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1,4

Availability	Generally available	Generally available	Generally available	Limited to certain	Available only to
	through financial	through financial	through financial	investors, including:	certain retirement
	intermediaries.	intermediaries.[2]	intermediaries.[2]	•Current	plans
Institutional
shareholders that
meet certain
requirements
•Certain retirement
plans
•Participants in
certain programs
sponsored by
BlackRock or its
affiliates or
financial
intermediaries.
•Certain employees
and affiliates of
BlackRock or its
affiliates.

Minimum	$1,000 for all	$1,000[3] for all	$1,000[3] for all	•$2 million for	$100 for all
Investment	accounts except:	accounts except:	accounts except:	institutions and	accounts
	•$250 for certain	•$250 for certain	•$250 for certain	individuals
	fee-based	fee-based	fee-based	•Institutional Shares
	programs	programs	programs	are available to
	•$100 for	•$100 for	•$100 for	clients of registered
	retirement plans	retirement plans	retirement plans	investment
	•$50, if	•$50, if	•$50, if	advisors who have
	establishing	establishing	establishing	$250,000 invested
	Automatic	Automatic	Automatic	in the Fund
	Investment Plan	Investment Plan	Investment Plan
	(“AIP”)	(“AIP”)	(“AIP”)

Initial Sales	Yes. Payable at	No. Entire purchase	No. Entire purchase	No. Entire purchase	No. Entire purchase
Charge?	time of purchase.	price is invested in	price is invested in	price is invested in	price is invested in
	Lower sales	shares of the Fund.	shares of the Fund.	shares of the Fund.	shares of the Fund.
charges are
available for larger
investments.

Deferred Sales	No. (May be	Yes. Payable if you	Yes. Payable if you	No.	No.
Charge?	charged for	redeem within six	redeem within one
	purchases of	years of purchase.	year of purchase.
$1 million or more
that are redeemed
within eighteen
months).

Distribution and	No Distribution Fee.	0.75% Annual	0.75% Annual	No.	0.25% Annual
Service (12b-1)	0.25% Annual	Distribution Fee.	Distribution Fee.		Distribution Fee.
Fees?	Service Fee.	0.25% Annual	0.25% Annual		0.25% Annual
		Service Fee.	Service Fee.		Service Fee.

Redemption Fees?	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you
	redeem or	redeem or	redeem or	redeem or	redeem or
	exchange within	exchange within	exchange within	exchange within	exchange within
	30 days of	30 days of	30 days of	30 days of	30 days of
	purchase.	purchase.	purchase.	purchase.	purchase.

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1,4

Conversion to	N/A	Yes, automatically	No.	No.	No.
Investor A Shares?		after approximately
eight years.

Advantage	Makes sense for	No up-front sales	No up-front sales	No up-front sales	No up-front sales
	investors who are	charge so you start	charge so you start	charge so you start	charge so you start
	eligible to have the	off owning more	off owning more	off owning more	off owning more
	sales charge	shares.	shares.	shares.	shares.
	reduced or		These shares may
	eliminated or who		make sense for
	have a long-term		investors who have
	investment horizon		a shorter
	because there are		investment horizon
	no ongoing		relative to Investor
	distribution fees.		A or Investor B
Shares.

Disadvantage	You pay a sales	You pay ongoing	You pay ongoing	Limited availability.	You pay ongoing
	charge up-front,	distribution fees	distribution fees		distribution fees
	and therefore you	each year you own	each year you own		each year you own
	start off owning	Investor B Shares,	Investor C shares,		shares, which
	fewer shares.	which means that	which means that		means that you can
		you can expect	you can expect		expect lower total
		lower total	lower total		performance per
		performance per share	performance per		share than if you
		than if you owned	share than if you		owned Investor A
		Investor A Shares.	owned Investor A		Shares. Unlike
			Shares. Unlike		Investor B Shares,
			Investor B Shares,		Class R Shares do
			Investor C Shares		not convert to
			do not convert to		Investor A Shares,
			Investor A Shares,		so you will continue
			so you will continue		paying the ongoing
			paying the ongoing		distribution fees as
			distribution fees as		long as you hold
			long as you hold		Class R Shares.
			the Investor C		Over the long term,
			Shares. Over the		this can add up to
			long-term, this can		higher total fees
			add up to higher		than either Investor
			total fees than		A Shares or
			either Investor A		Investor B Shares.
			Shares or Investor		There is limited
			B Shares.		availability of these
shares.

[1]	Please see “Details about the Share Classes” for more information about each share class.

[2]	If you establish a new account directly with the Fund and do not have a financial intermediary associated with your account, you may only invest in Investor A Shares. Applications without a financial intermediary that select Investor B or Investor C Shares will not be accepted.

[3]	The Fund will not accept a purchase order of $50,000 or more for Investor B Shares and $500,000 or more for Investor C Shares. Your financial professional may set a lower maximum for Investor B or Investor C Shares.

[4]	Class R Shares are currently offered only by Science & Technology Opportunities.

The following pages will cover the additional details of each share class, including the Institutional Share requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor B and Investor C Share CDSC information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the Statement of Additional Information (“SAI”), which is available on the website or on request.

Details about the Share Classes

Investor A Shares — Initial Sales Charge Options

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints”, cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following tables.

Global Opportunities, International Opportunities, U.S. Opportunities,
Health Sciences Opportunities and Science & Technology Opportunities

Your Investment	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Dealer Compensation as a % of Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 and over[2]	0.00%	0.00%	[2]

[1]	Rounded to the nearest one-hundredth percent.

[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the financial intermediary from its own resources. However, you will pay a CDSC of 1.00% of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Shares Charge Option” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below). Reductions or eliminations through the right of accumulation or Letter of Intent will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together. These may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the right of accumulation and Letter of Intent the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of the Fund, the investor should inform the financial professional, financial intermediary or the BlackRock Funds of any other shares of the Fund or any other BlackRock Fund owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. Failure by the investor to notify the financial professional, financial intermediary or the BlackRock Funds, may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

The financial professional, financial intermediary or the BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children under the age of 21 — showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the investor’s financial professional, financial intermediary or the BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your financial professional or financial intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor or Institutional Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s Investor and Institutional Shares in most BlackRock Funds may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

A sales charge waiver on a purchase of Investor A Shares may also apply for:

  Authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans

  Persons investing through an authorized payroll deduction plan

  Person investing through an authorized investment plan for organizations that operate under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”)

  Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund

  Persons associated with a Fund, the Fund’s Distributor, BlackRock, the Fund’s sub-adviser or Transfer Agent, and their affiliates

  Persons participating in a fee-based program under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services

  Employees of MetLife.

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers see “Contingent Deferred Sales Charge Waivers”.

If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

Investor B and Investor C Shares — Deferred Sales Charge Options

If you select Investor B or Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor B Shares within six years or your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge. The charge will apply to the lesser of the original cost of shares being redeemed or the proceeds of your redemption and is calculated without regard to any redemption fee. No deferred sales charge applies to shares that you acquire through reinvestment of Fund dividends and capital gains. You will also pay ongoing distribution fees of 0.75% and service fees of 0.25% for both classes of each Fund’s shares each year. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial professional or financial intermediary who assists you in purchasing Fund shares.

The Distributor currently pays a sales concession of 4.00% of the purchase price of Investor B Shares to dealers from its own resources at the time of sale. The Distributor also normally pays the annual Investor B Shares service fee to dealers as a shareholder servicing fee on a monthly basis. The Distributor normally retains the Investor B Shares distribution fee.

The Distributor currently pays a sales concession of 1.00% of the purchase price of Investor C Shares to dealers from its own resources at the time of sale. The Distributor pays the annual Investor C Shares service fee as a shareholder servicing fee and the annual Investor C Shares distribution fee as an ongoing concession to dealers on a monthly basis for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. Under certain circumstances, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.

Investor B Shares

If you redeem Investor B Shares of Global Opportunities, International Opportunities, U.S. Opportunities, Health Sciences Opportunities or Science & Technology Opportunities within six years after purchase, you may be charged a deferred sales charge. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. When you redeem Investor B Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor B Shares that are not subject to the deferred sales charge are redeemed first. After that, the Fund redeems the shares that have been held the longest. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedules:

Years Since Purchase	Sales Charge[1]

0 – 1	4.50%

1 – 2	4.00%

2 – 3	3.50%

3 – 4	3.00%

4 – 5	2.00%

5 – 6	1.00%

6 and thereafter	0.00%

[1]	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Not all BlackRock Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another BlackRock Fund, the original deferred sales charge schedule will apply.

Any CDSC paid on a redemption of Investor B Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Your Investor B Shares convert automatically into Investor A Shares approximately eight years after purchase. Any Investor B Shares received through reinvestment of dividends paid on converting shares will also convert pro rata based on the amount of shares being converted. Investor A Shares are subject to lower annual expenses than Investor B Shares. The conversion of Investor B Shares to Investor A Shares is not a taxable event for federal income tax purposes.

Different conversion schedules apply to Investor B Shares of different BlackRock Funds. For example, Investor B Shares of a fixed income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Investor B Shares in an exchange from another BlackRock Fund with a different conversion schedule, the conversion schedule that applies to the shares you acquire in the exchange will apply. The length of time that you hold both the original and exchanged Investor B Shares in both BlackRock Funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Investor C Shares

If you redeem Investor C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Investor C Shares do not offer a conversion privilege.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor A, Investor B and Investor C Shares may be reduced or waived in certain circumstances, such as:

  Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans;

  Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares”;

  Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2;

  Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old;

  Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;

  Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

  Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

  Involuntary redemptions made of shares in accounts with low balances;

  Certain redemptions made through the Systematic Withdrawal Plan offered by a Fund, BlackRock or their affiliates;

  Redemptions related to the payment of PNC Trust Company custodial IRA fees;

  Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares.

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of a Fund may make additional purchases of Institutional Shares of that Fund, except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the Fund and do not meet the applicable investment minimums

  Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund

  Certain qualified retirement plans

  Investors in selected fee based programs

  Clients of registered investment advisors who have $250,000 invested in the Fund

  Trust department clients of PNC Bank and Merrill Lynch Bank & Trust Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Fund

  Employees, officers and directors/trustees of BlackRock Inc., BlackRock Funds, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or their respective affiliates

Class R Shares (currently offered only by Science & Technology Opportunities)

Class R Shares are available only to certain retirement and other similar plans. If you buy Class R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Class R Shares do not offer a conversion privilege.

The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, the Funds may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

How to Buy Shares
	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class	Refer to the “Share Classes at a Glance” table in this prospectus (be
	appropriate for you	sure to read this Prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional
Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

Class R Shares are available only to certain retirement and other similar plans.

	Next, determine the amount	Refer to the minimum initial investment in the “Share Classes at a
	of your investment	Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor B and Investor C Shares.

See “Account Information — Details About the Share Classes” for
information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Other financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to PNC Global
Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”),
formerly PFPC Inc., at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for all
Investment		accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs may have higher minimums. (The minimums for additional purchases may be waived under certain circumstances.)

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary. For more details on
	intermediary submit your	purchasing by Internet see below.
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (VRU) at
(800) 441-7762.

How to Buy Shares
	Your Choices	Important Information for You to Know

Add to Your	Or contact BlackRock (for	Purchase by Internet: You may purchase your shares, and view
Investment	accounts held directly with	activity in your account, by logging onto the BlackRock website at
(continued)	BlackRock) (continued)	www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for Institutional Shares placed by wire prior to the close of business on the Exchange will be placed at the net asset value determined that day. Contact your financial intermediary or BlackRock for further information. The Fund limits Internet purchases in shares of the Fund to $25,000 per trade.
Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

	Participate in the Automatic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to
	Investment Plan (AIP)	invest a specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your financial professional or financial intermediary, but in no event later than 4:00
p.m. (Eastern time) on the third business day (in the case of Investor
Shares) or first business day (in the case of Institutional Shares)
following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the fund you are
purchasing must accompany a completed purchase application.

There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call
(800) 441-7762 before doing so to confirm the wiring instructions.

How to Sell Shares
	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	professional or other financial	professional. Shareholders should indicate whether they are redeeming
Shares	intermediary submit your	Investor A, Investor B, Investor C, Institutional or Class R Shares. The
	sales order	price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming
with BlackRock
Redeem by Telephone: You may sell Investor Shares held at
BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the Automated Clearing
House Network (“ACH”) or wire transfer. Certain redemption
requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.
You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by VRU: Investor shares may also be redeemed by use of the
Fund’s automated voice response unit service (“VRU”). Payment for
Investor shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check,
ACH or wire to the bank account of record.

How to Sell Shares
	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Payment of Redemption Proceeds: Redemption proceeds may be
Redemption of	with BlackRock (continued)	paid by check or, if the Fund has verified banking information on file,
Shares (continued)		through ACH or by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request.
Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail.
You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the
redeeming shareholder on the next business day, provided that the
Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a
Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before
4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours);
provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Exchange Shares or Transfer your Account

	Your Choices	Important Information for You to Know

Exchange	Selling shares of one fund to	Investor A, Investor B, Investor C and Institutional Shares of the Funds
Privilege	purchase shares of another	are generally exchangeable for shares of the same class of another
	BlackRock fund	BlackRock Fund. No exchange privilege is available for Class R Shares.
(“exchanging”)
You can exchange $1,000 or more of Investor A, Investor B or
Investor C Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of a Fund may make exchanges into institutional Shares of other funds except for investors holding shares through certain client accounts at financial professionals that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of
Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the
“Redemption Fee” section of this prospectus for additional
information).

Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange. To exercise the exchange privilege, you may contact your financial professional or financial intermediary.
Alternatively, if your account is held directly with BlackRock, you may:
(i) call (800) 441-7762 and speak with one of our representatives,
(ii) make the exchange via the Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion that you are engaging in market timing activities. See “Short Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Financial	financial intermediary	dealer that has entered into an agreement with the Distributor. Certain
Intermediary		shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
financial intermediary
•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic	Allows systematic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to invest a
Investment Plan	investments on a periodic	specific amount on a periodic basis from your checking or savings
(AIP)	basis from checking or	account into your investment account. You may apply for this option
	savings account.	upon account opening or by completing the Automatic Investment Plan application. The minimum investment amount for an automatic
investment plan is $50 per portfolio.

Dividend Allocation	Automatically invests your	Dividend and capital gains distributions may be reinvested in your
Plan	distributions into another	account to purchase additional shares or paid in cash. Using the
	BlackRock fund of your	Dividend Allocation Plan, you can direct your distributions to your bank
	choice pursuant to your	account (checking or savings), to purchase shares of another fund at
	instructions, without any fees	BlackRock without any fees or sales charges, or by check to special
	or sales charges.	payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to	(NOTE: This option is offered to shareholders whose accounts are held
	purchase or sell Investor	directly with BlackRock. Please speak with your financial professional if
	class shares by telephone or	your account is held elsewhere).
over the Internet through
	ACH.	Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.

Proceeds will be sent to your pre-designated bank account.

Systematic	This feature can be used by	A minimum of $10,000 in the initial BlackRock Fund is required and
Exchange	investors to systematically	investments in any additional funds must meet minimum initial
	exchange money from one	investment requirements.
fund to up to four other funds.

Systematic	This feature can be used by	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must
Withdrawal Plan	investors who want to receive	have a current investment of $10,000 or more in a BlackRock Fund.
(SWP)	regular distributions from
	their accounts.	Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the
SWP Application Form which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A, Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A, Investor B or Investor C
Shares will not be subject to the CDSC if they do not exceed 1%, 3%
and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A, Investor B or Investor
C Shares in excess of this limit will still pay any applicable CDSC.

Ask your financial adviser or financial intermediary for details.

Reinstatement	If you redeem Investor A or Institutional Shares, and within 60 days
Privilege	buy new Investor A Shares of the SAME fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the
Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase.
Investors should consult a tax adviser concerning the tax
consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing”. The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or junk bonds that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

Redemption Fee

The Funds charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is for the benefit of the remaining shareholders of a Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the applicable Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

—	through the Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

—	in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

—	in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in a Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of a Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Funds reserve the right to modify or eliminate these waivers at any time.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Energy & Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock Energy & Resources Portfolio	BlackRock Latin America Fund, Inc.
BlackRock EuroFund	BlackRock Pacific Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Index Fund
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust, on behalf of the Funds, has adopted a plan (the “Plan”) with respect to each share class that allows each Fund to pay a distribution fee for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, Investor B, Investor C and Class R Shares pay a fee (“distribution fee”) to the Distributor and/or its affiliates, including PNC and its affiliates, and to Merrill Lynch and/or Bank of America Corporation (“BAC”) and their affiliates for distribution and sales support services. The distribution fee may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch and BAC for sales support services provided in connection with the sale of Investor B, Investor C and Class R Shares. The distribution fee may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch, BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor B, Investor C and Class R Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable Fund attributable to Investor B, Investor C and Class R Shares. Institutional and Investor A Shares do not pay a distribution fee.

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B, Investor C and Class R Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B, Investor C and Class R Shares of the Fund. All Investor A, Investor B, Investor C and Class R Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B, Investor C and Class R Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B, Investor C and Class R Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor B, Investor C and Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees that a Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Financial Management, Inc. (“BFM”), an affiliate of BlackRock, acts as sub-adviser for a portion of the assets of Global Opportunities. BlackRock International Limited (“BIL”), also an affiliate of BlackRock, acts as sub-adviser for International Opportunities. BFM and BIL may be referred to herein individually as a “Sub-Adviser” and collectively as the “Sub-Advisers”. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly as described below.

Global Opportunities and Science & Technology Opportunities Total Annual Management Fee (Before Waivers)

With respect to Global Opportunities and Science & Technology Opportunities the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.900%

$1 billion – $2 billion	0.850%

$2 billion – $3 billion	0.800%

Greater than $3 billion	0.750%

Health Sciences Opportunities Total Annual Management Fee (Before Waivers)

With respect to Health Sciences Opportunities, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

International Opportunities Total Annual Management Fee (Before Waivers)

With respect to International Opportunities, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	1.000%

$1 billion – $2 billion	0.950%

$2 billion – $3 billion	0.900%

Greater than $3 billion	0.850%

U.S. Opportunities Total Annual Management Fee (Before Waivers)

With respect to U.S. Opportunities, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	1.100%

$1 billion – $2 billion	1.050%

$2 billion – $3 billion	1.025%

Greater than $3 billion	1.000%

BlackRock has agreed contractually to cap net expenses for Global Opportunities, International Opportunities, U.S. Opportunities, Health Sciences Opportunities and Science & Technology Opportunities (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement with each Sub-Adviser, under which BlackRock pays each Sub-Adviser for services it provides a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement. Each Sub-Adviser is responsible for the day-to-day management of the applicable Fund’s portfolio.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of each Fund’s average daily net assets as follows:

Global Opportunities	0.90%

International Opportunities	0.98%

U.S. Opportunities	0.85%

Health Sciences Opportunities	0.74%

Science & Technology Opportunities	0.82%

A discussion of the basis for the Board’s approval of the management agreement and sub-advisory agreement, if any, with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Global Opportunities

Global Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2006	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund.

Michael D. Carey, CFA	Responsible for the day-to-day	2006	Managing Director of BlackRock Inc. since 1998;
	management of each Fund,		member of the BlackRock Global Opportunities
	including setting the Fund’s overall		Team
investment strategy and overseeing
the management of the Fund.

International Opportunities

International Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	1999	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund

Michael D. Carey, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund, investment		Team
strategy and overseeing the
management of the Fund

U.S. Opportunities

U.S. Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Jean M. Rosenbaum, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund

Jean M. Rosenbaum,	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 2006;
CFA	management of the Fund, including		Director of BlackRock, Inc. from 2002 to 2006
setting the Fund’s overall
investment strategy and overseeing
the management of the Fund

Health Sciences Opportunities

Health Sciences Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund

Erin Xie, PhD	Responsible for the day-to-day	2003	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2006; member of the BlackRock Global
	setting the Fund’s overall		Opportunities Team since 2005; Senior Vice
	investment strategy and overseeing		President at State Street Research Health
	the management of the Fund		Sciences Fund from 2001 to 2005, becoming
portfolio manager in 2003

Science & Technology Opportunities

Science & Technology Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA, Jean M. Rosenbaum, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2000	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund

Jean M. Rosenbaum,	Responsible for the day-to-day	2000	Managing Director of BlackRock, Inc. since 2006;
CFA	management of the Fund, including		Director of BlackRock, Inc. from 2002 to 2006
setting the Fund’s overall
investment strategy and overseeing
the management of the Fund

Erin Xie, PhD	Responsible for the day-to-day	2005	Managing Director of BlackRock since 2006;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team since 2005; Senior Vice President at
	investment strategy and overseeing		State Street Research Health Sciences Fund
	the management of the Fund		from 2001 to 2005, becoming portfolio
manager in 2003

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Funds have retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, Investor A Shares will have a higher net asset value than Investor B, Investor C or Class R Shares, and Class R Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A, Institutional and Class R Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional and Class R Shares have lower expenses.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board, as applicable. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Global Opportunities

	Institutional

	Year Ended		Period January 31, 2006[1] to September 30, 2006
	September 30,

	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$13.31	$10.10	$10.00

Net investment income[2]	0.09	0.09	0.08

Net realized and unrealized gain (loss)	(2.77)	3.21	0.01

Net increase (decrease) from investment operations	(2.68)	3.30	0.09

Dividends and distributions from:
Net investment income	(0.17)	(0.09)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.67)	(0.09)	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01

Net asset value, end of period	$9.96	$13.31	$10.10

Total Investment Return

Based on net asset value	(21.16)%[4]	32.81%[4]	1.00%[5,6]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.32%	1.29%	1.35%[7]

Total expenses	1.33%	1.32%	2.25%[7]

Net investment income	0.77%	0.78%	1.13%[7]

Supplemental Data

Net assets, end of period (000)	$36,625	$35,679	$9,099

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[6]	Aggregate total investment return.

[7]	Annualized.

Financial Highlights (continued)

	Investor A

	Year Ended September 30,		Period

			January 31, 2006[1] to
	2008	2007	September 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$13.27	$10.08	$10.00

Net investment income[2]	0.06	0.04	0.05

Net realized and unrealized gain (loss)	(2.77)	3.22	0.02

Net increase (decrease) from investment operations	(2.71)	3.26	0.07

Dividends and distributions from:
Net investment income	(0.14)	(0.07)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.64)	(0.07)	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01

Net asset value, end of period	$9.92	$13.27	$10.08

Total Investment Return

Based on net asset value[4]	(21.44)%[5]	32.51%[5]	0.80%[6,7]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.60%	1.56%	1.65%[8]

Total expenses	1.60%	1.68%	2.84%[8]

Net investment income	0.49%	0.36%	0.70%[8]

Supplemental Data

Net assets, end of period (000)	$37,529	$40,467	$23,097

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[7]	Aggregate total investment return.

[8]	Annualized.

Financial Highlights (continued)

	Investor B

	Year Ended September 30,		Period

			January 31, 2006[1] to
	2008	2007	September 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$13.16	$10.03	$10.00

Net investment income (loss)[2]	(0.04)	(0.04)	0.00 [3]

Net realized and unrealized gain (loss)	(2.76)	3.22	0.02

Net increase (decrease) from investment operations	(2.80)	3.18	0.02

Dividends and distributions from:
Net investment income	(0.03)	(0.05)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.53)	(0.05)	—

Redemption fees added to paid-in capital	0.00 [4]	0.00 [4]	0.01

Net asset value, end of period	$9.83	$13.16	$10.03

Total Investment Return

Based on net asset value[5]	(22.13)%[6]	31.79%[6]	0.30%[7,8]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.36%	2.33%	2.40%[9]

Total expenses	2.37%	3.06%	4.95%[9]

Net investment loss	(0.30)%	(0.39)%	(0.05)%[9]

Supplemental Data

Net assets, end of period (000)	$5,665	$7,673	$4,907

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Net investment income (loss) is less than $0.005 per share.

[4]	Less than $0.01 per share.

[5]	Total investment returns exclude the effects of sales charges.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[8]	Aggregate total investment return.

[9]	Annualized.

Financial Highlights (continued)

	Investor C

	Year Ended September 30,		Period

			January 31, 2006[1] to
	2008	2007	September 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$13.16	$10.03	$10.00

Net investment income (loss)[2]	(0.03)	(0.05)	0.00 [3]

Net realized and unrealized gain (loss)	(2.77)	3.23	0.02

Net increase (decrease) from investment operations	(2.80)	3.18	0.02

Dividends and distributions from:
Net investment income	(0.04)	(0.05)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.54)	(0.05)	—

Redemption fees added to paid-in capital	0.00 [4]	0.00 [4]	0.01

Net asset value, end of period	$9.82	$13.16	$10.03

Total Investment Return

Based on net asset value[5]	(22.14)%[6]	31.76%[6]	0.30%[7,8]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.37%	2.35%	2.40%[9]

Total expenses	2.38%	2.42%	3.38%[9]

Net investment loss	(0.26)%	(0.40)%	(0.01)%[9]

Supplemental Data

Net assets, end of period (000)	$18,074	$18,217	$10,012

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Net investment income (loss) is less than $0.005 per share.

[4]	Less than $0.01 per share.

[5]	Total investment returns exclude the effects of sales charges.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[8]	Aggregate total investment return.

[9]	Annualized.

Financial Highlights (continued)

International Opportunities

	Institutional

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$51.08	$42.16	$34.34	$24.44	$19.96

Net investment income[1]	0.47	0.48	0.37	0.53	0.08

Net realized and unrealized gain (loss)	(13.66)	14.98	8.57	9.68	4.41

Net increase (decrease) from investment operations	(13.19)	15.46	8.94	10.21	4.49

Dividends and distributions from:
Net investment income	(1.21)	(0.71)	(0.37)	(0.32)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(8.45)	(6.54)	(1.13)	(0.32)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$29.44	$51.08	$42.16	$34.34	$24.44

Total Investment Return

Based on net asset value	(30.87)%[3,4]	40.42%[4]	26.64%[5]	42.13%[6]	22.54%[7]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.25%	1.25%	1.33%	1.45%	1.45%

Total expenses	1.25%	1.25%	1.33%	1.51%	1.58%

Net investment income	1.18%	1.06%	0.91%	1.81%	0.31%

Supplemental Data

Net assets, end of year (000)	$450,605	$492,444	$336,000	$216,070	$96,535

Portfolio turnover	138%	77%	91%	86%	98%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

Financial Highlights (continued)

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$49.19	$40.81	$33.36	$23.78	$19.49

Net investment income (loss)[1]	0.33	0.30	0.23	0.44	(0.02)

Net realized and unrealized gain (loss)	(13.09)	14.49	8.32	9.38	4.32

Net increase (decrease) from investment operations	(12.76)	14.79	8.55	9.82	4.30

Dividends and distributions from:
Net investment income	(1.05)	(0.58)	(0.35)	(0.25)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(8.29)	(6.41)	(1.11)	(0.25)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$28.14	$49.19	$40.81	$33.36	$23.78

Total Investment Return

Based on net asset value[3]	(31.09)%[4,5]	39.98%[5]	26.24%[6]	41.60%[7]	22.11%[8]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and
fees paid indirectly	1.58%	1.60%	1.63%	1.75%	1.89%

Total expenses	1.58%	1.60%	1.74%	1.86%	2.06%

Net investment income (loss)	0.87%	0.69%	0.62%	1.53%	(0.06)%

Supplemental Data

Net assets, end of year (000)	$482,526	$555,189	$407,282	$253,710	$99,879

Portfolio turnover	138%	77%	91%	86%	98%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

[8]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.06%.

Financial Highlights (continued)

	Investor B

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$46.43	$38.81	$31.97	$22.80	$18.83

Net investment income (loss)[1]	(0.06)	(0.04)	(0.07)	0.18	(0.21)

Net realized and unrealized gain (loss)	(12.16)	13.74	7.95	9.05	4.19

Net increase (decrease) from investment operations	(12.22)	13.70	7.88	9.23	3.98

Dividends and distributions from:
Net investment income	(0.68)	(0.25)	(0.29)	(0.07)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(7.92)	(6.08)	(1.05)	(0.07)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$26.29	$46.43	$38.81	$31.97	$22.80

Total Investment Return

Based on net asset value[3]	(31.63)%[4,5]	38.89%[5]	25.24%[6]	40.58%[7]	21.18%[8]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and
fees paid indirectly	2.35%	2.37%	2.43%	2.50%	2.65%

Total expenses	2.35%	2.37%	2.43%	2.51%	2.72%

Net investment income (loss)	(0.15)%	(0.10)%	(0.22)%	0.68%	(0.94)%

Supplemental Data

Net assets, end of year (000)	$42,927	$102,624	$91,605	$73,946	$45,167

Portfolio turnover	138%	77%	91%	86%	98%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[8]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

Financial Highlights (continued)

	Investor C

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$46.34	$38.78	$31.93	$22.80	$18.84

Net investment income (loss)[1]	0.03	(0.03)	(0.04)	0.21	(0.21)

Net realized and unrealized gain (loss)	(12.20)	13.71	7.93	9.01	4.18

Net increase (decrease) from investment operations	(12.17)	13.68	7.89	9.22	3.97

Dividends and distributions from:
Net investment income	(0.72)	(0.29)	(0.29)	(0.10)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(7.96)	(6.12)	(1.05)	(0.10)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$26.21	$46.34	$38.78	$31.93	$22.80

Total Investment Return

Based on net asset value[3]	(31.61)%[4,5]	38.91%[5]	25.33%[6]	40.60%[7]	21.12%[7]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and
fees paid indirectly	2.32%	2.36%	2.37%	2.50%	2.65%

Total expenses	2.32%	2.36%	2.37%	2.51%	2.72%

Net investment income (loss)	0.08%	(0.08)%	(0.13)%	0.75%	(0.86)%

Supplemental Data

Net assets, end of year (000)	$194,068	$255,980	$205,958	$130,138	$54,894

Portfolio turnover	138%	77%	91%	86%	98%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

Financial Highlights (continued)

U.S. Opportunities

	Institutional

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$37.05	$29.07	$25.56	$20.34	$16.56

Net investment income (loss)[1]	0.09	0.03	0.04	(0.15)	(0.17)

Net realized and unrealized gain (loss)	(5.45)	7.95	3.46	5.37	3.95

Net increase (decrease) from investment operations	(5.36)	7.98	3.50	5.22	3.78

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$31.69	$37.05	$29.07	$25.56	$20.34

Total Investment Return

Based on net asset value	(14.47)%[3]	27.45%[3]	13.73%[4]	25.66%[3]	22.83%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.00%	1.01%	1.19%	1.60%	1.60%

Total expenses	1.42%	1.42%	1.49%	1.73%	1.65%

Net investment income (loss)	0.26%	0.09%	0.15%	(0.65)%	(0.92)%

Supplemental Data

Net assets, end of year (000)	$298,166	$158,094	$20,548	$6,390	$6,074

Portfolio turnover	164%	106%	120%	94%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

Financial Highlights (continued)

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$35.57	$28.03	$24.76	$19.78	$16.17

Net investment loss[1]	(0.08)	(0.10)	(0.10)	(0.22)	(0.26)

Net realized and unrealized gain (loss)	(5.20)	7.64	3.36	5.20	3.87

Net increase (decrease) from investment operations	(5.28)	7.54	3.26	4.98	3.61

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$30.29	$35.57	$28.03	$24.76	$19.78

Total Investment Return

Based on net asset value[3]	(14.84)%[4]	26.90%[4]	13.21%[5]	25.18%[4]	22.33%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.48%	1.48%	1.66%	1.97%	2.04%

Total expenses	1.73%	1.77%	1.95%	2.08%	2.15%

Net investment loss	(0.22)%	(0.32)%	(0.35)%	(1.02)%	(1.36)%

Supplemental Data

Net assets, end of year (000)	$495,656	$228,668	$96,194	$31,277	$31,282

Portfolio turnover	164%	106%	120%	94%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

Financial Highlights (continued)

	Investor B

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$33.20	$26.37	$23.45	$18.87	$15.55

Net investment loss[1]	(0.31)	(0.32)	(0.29)	(0.37)	(0.39)

Net realized and unrealized gain (loss)	(4.83)	7.15	3.20	4.95	3.71

Net increase (decrease) from investment operations	(5.14)	6.83	2.91	4.58	3.32

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$28.06	$33.20	$26.37	$23.45	$18.87

Total Investment Return

Based on net asset value[3]	(15.48)%[4]	25.90%[4]	12.45%[5]	24.27%[4]	21.35%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	2.22%	2.23%	2.40%	2.72%	2.80%

Total expenses	2.56%	2.56%	2.68%	2.73%	2.81%

Net investment loss	(0.95)%	(1.06)%	(1.13)%	(1.77)%	(2.12)%

Supplemental Data

Net assets, end of year (000)	$20,998	$35,928	$36,093	$37,132	$40,994

Portfolio turnover	164%	106%	120%	94%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

Financial Highlights (continued)

	Investor C

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$33.18	$26.34	$23.43	$18.85	$15.53

Net investment loss[1]	(0.30)	(0.32)	(0.28)	(0.37)	(0.38)

Net realized and unrealized gain (loss)	(4.84)	7.16	3.18	4.95	3.70

Net increase (decrease) from investment operations	(5.14)	6.84	2.90	4.58	3.32

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$28.04	$33.18	$26.34	$23.43	$18.85

Total Investment Return

Based on net asset value[3]	(15.49)%[4]	25.97%[4]	12.42%[5]	24.30%[4]	21.38%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and
fees paid indirectly	2.21%	2.20%	2.37%	2.72%	2.81%

Total expenses	2.46%	2.51%	2.60%	2.73%	2.83%

Net investment loss	(0.95)%	(1.04)%	(1.07)%	(1.77)%	(2.13)%

Supplemental Data

Net assets, end of year (000)	$145,626	$88,826	$39,427	$20,774	$20,261

Portfolio turnover	164%	106%	120%	94%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

Financial Highlights (continued)

Health Sciences Opportunities

	Institutional

	Year Ended September 30,			Period
				March 1, 2005 to	Year Ended	Year Ended
	2008	2007	2006	September 30, 2005	February 28, 2005	February 29, 2004

Per Share Operating Performance

Net asset value, beginning of period	$30.41	$26.18	$24.45	$20.50	$21.15	$11.64

Net investment income (loss)	0.08 [1]	0.06 [1]	0.04 [1]	(0.06)[1]	(0.15)	(0.06)

Net realized and unrealized gain (loss)	(0.49)	4.52	2.30	4.02	0.57	10.21

Net increase (decrease) from
investment operations	(0.41)	4.58	2.34	3.96	0.42	10.15

Distributions from net realized gain	(1.23)	(0.35)	(0.62)	(0.01)	(1.07)	(0.64)

Redemption fees added
to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$28.77	$30.41	$26.18	$24.45	$20.50	$21.15

Total Investment Return

Based on net asset value	(1.64)%[3]	17.68%[3]	9.77%[4]	19.32%[3,5]	1.84%	87.73%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	1.00%	1.02%	1.01%	1.25%[6]	1.25%	1.25%

Total expenses	1.00%	1.02%	1.01%	1.37%[6]	1.37%	1.84%

Net investment income (loss)	0.28%	0.21%	0.17%	(0.47)%[6]	(0.59)%	(0.38)%

Supplemental Data

Net assets, end of period (000)	$185,933	$172,902	$112,563	$31,229	$4,262	$5,067

Portfolio turnover	91%	98%	157%	77%	173%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[5]	Aggregate total investment return.

[6]	Annualized.

Financial Highlights (continued)

	Investor A

	Year Ended September 30,			Period
				March 1, 2005 to	Year Ended	Year Ended
	2008	2007	2006	September 30, 2005	February 28, 2005	February 29, 2004

Per Share Operating Performance

Net asset value, beginning of period	$29.77	$25.72	$24.11	$20.24	$20.96	$11.57

Net investment loss	(0.02)[1]	(0.03)[1]	(0.05)[1]	(0.09)[1]	(0.17)	(0.12)

Net realized and unrealized gain (loss)	(0.49)	4.43	2.27	3.97	0.52	10.15

Net increase (decrease) from
investment operations	(0.51)	4.40	2.22	3.88	0.35	10.03

Distributions from net realized gain	(1.12)	(0.35)	(0.62)	(0.01)	(1.07)	(0.64)

Redemption fees added
to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$28.14	$29.77	$25.72	$24.11	$20.24	$20.96

Total Investment Return

Based on net asset value[3]	(1.97)%[4]	17.29%[4]	9.40%[5]	19.17%[4,6]	1.52%	87.13%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	1.35%	1.35%	1.34%	1.55%[7]	1.58%	1.55%

Total expenses	1.35%	1.35%	1.45%	1.69%[7]	1.73%	2.11%

Net investment loss	(0.06)%	(0.13)%	(0.19)%	(0.68)%[7]	(0.90)%	(0.71)%

Supplemental Data

Net assets, end of period (000)	$564,943	$697,451	$434,360	$186,545	$76,550	$54,638

Portfolio turnover	91%	98%	157%	77%	173%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[6]	Aggregate total investment return.

[7]	Annualized.

Financial Highlights (continued)

	Investor B

	Year Ended September 30,			Period
				March 1, 2005 to	Year Ended	Year Ended
	2008	2007	2006	September 30, 2005	February 28, 2005	February 29, 2004

Per Share Operating Performance

Net asset value, beginning of period	$28.28	$24.65	$23.31	$19.65	$20.52	$11.41

Net investment loss	(0.23)[1]	(0.25)[1]	(0.24)[1]	(0.17)[1]	(0.28)	(0.24)

Net realized and unrealized gain (loss)	(0.49)	4.23	2.19	3.84	0.48	9.99

Net increase (decrease) from
investment operations	(0.72)	3.98	1.95	3.67	0.20	9.75

Distributions from net realized gain	(0.83)	(0.35)	(0.62)	(0.01)	(1.07)	(0.64)

Redemption fees added
to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$26.73	$28.28	$24.65	$23.31	$19.65	$20.52

Total Investment Return

Based on net asset value[3]	(2.78)%[4]	16.33%[4]	8.54%[5]	18.68%[4,6]	0.80%	85.89%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	2.14%	2.19%	2.16%	2.25%[7]	2.25%	2.25%

Total expenses	2.14%	2.22%	2.16%	2.33%[7]	2.39%	2.91%

Net investment loss	(0.85)%	(0.96)%	(1.02)%	(1.35)%[7]	(1.58)%	(1.44)%

Supplemental Data

Net assets, end of period (000)	$80,269	$95,231	$78,902	$45,073	$29,495	$22,825

Portfolio turnover	91%	98%	157%	77%	173%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[6]	Aggregate total investment return.

[7]	Annualized.

Financial Highlights (continued)

	Investor C

	Year Ended September 30,			Period
				March 1, 2005 to	Year Ended	Year Ended
	2008	2007	2006	September 30, 2005	February 28, 2005	February 29, 2004

Per Share Operating Performance

Net asset value, beginning of period	$28.27	$24.62	$23.26	$19.61	$20.47	$11.39

Net investment loss	(0.21)[1]	(0.23)[1]	(0.21)[1]	(0.18)[1]	(0.22)	(0.23)

Net realized and unrealized gain (loss)	(0.47)	4.23	2.18	3.84	0.43	9.95

Net increase (decrease) from
investment operations	(0.68)	4.00	1.97	3.66	0.21	9.72

Distributions from net realized gain	(0.89)	(0.35)	(0.62)	(0.01)	(1.07)	(0.64)

Redemption fees added
to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$26.70	$28.27	$24.62	$23.26	$19.61	$20.47

Total Investment Return

Based on net asset value[3]	(2.66)%[4]	16.43%[4]	8.65%[5]	18.67%[4,6]	0.86%	85.87%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	2.05%	2.11%	2.04%	2.25%[7]	2.25%	2.25%

Total expenses	2.05%	2.12%	2.04%	2.32%[7]	2.41%	2.77%

Net investment loss	(0.76)%	(0.89)%	(0.87)%	(1.41)%[7]	(1.56)%	(1.38)%

Supplemental Data

Net assets, end of period (000)	$305,015	$363,739	$254,724	$84,431	$25,248	$11,017

Portfolio turnover	91%	98%	157%	77%	173%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[6]	Aggregate total investment return.

[7]	Annualized.

Financial Highlights (continued)

Science & Technology Opportunities

	Institutional

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$9.03	$7.20	$6.61	$5.42	$5.46

Net investment loss[1]	(0.05)	(0.03)	(0.03)	(0.04)	(0.07)

Net realized and unrealized gain (loss)	(2.00)	1.86	0.61	1.23	0.03

Net increase (decrease) from investment operations	(2.05)	1.83	0.58	1.19	(0.04)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.98	$9.03	$7.20	$6.61	$5.42

Total Investment Return

Based on net asset value	(22.70)%[3]	25.42%[3]	8.93%[4]	21.96%[3]	(0.73)%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.35%	1.35%	1.38%	1.43%	1.43%

Total expenses	1.70%	1.91%	1.79%	1.98%	1.63%

Net investment loss	(0.55)%	(0.44)%	(0.45)%	(0.73)%	(1.12)%

Supplemental Data

Net assets, end of year (000)	$42,886	$1,449	$1,262	$847	$1,592

Portfolio turnover	89%	92%	132%	113%	115%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.15%.

Financial Highlights (continued)

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$8.74	$7.00	$6.45	$5.31	$5.38

Net investment loss[1]	(0.06)	(0.06)	(0.06)	(0.07)	(0.09)

Net realized and unrealized gain (loss)	(1.95)	1.80	0.60	1.21	0.02

Net increase (decrease) from investment operations	(2.01)	1.74	0.54	1.14	(0.07)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.73	$8.74	$7.00	$6.45	$5.31

Total Investment Return

Based on net asset value[3]	(23.00)%[4]	24.86%[4]	8.53%[5]	21.47%[4]	(1.30)%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.75%	1.73%	1.77%	1.84%	1.89%

Total expenses	2.04%	2.16%	2.27%	2.35%	2.14%

Net investment loss	(0.77)%	(0.80)%	(0.83)%	(1.16)%	(1.56)%

Supplemental Data

Net assets, end of year (000)	$72,659	$21,632	$13,040	$9,688	$9,929

Portfolio turnover	89%	92%	132%	113%	115%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.16%.

Financial Highlights (continued)

	Investor B

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$8.26	$6.66	$6.19	$5.13	$5.24

Net investment loss[1]	(0.13)	(0.12)	(0.11)	(0.11)	(0.13)

Net realized and unrealized gain (loss)	(1.83)	1.72	0.57	1.17	0.02

Net increase (decrease) from investment operations	(1.96)	1.60	0.46	1.06	(0.11)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.30	$8.26	$6.66	$6.19	$5.13

Total Investment Return

Based on net asset value[3]	(23.73)%[4]	24.02%[4]	7.59%[5]	20.66%[4]	(2.10)%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	2.65%	2.50%	2.63%	2.59%	2.65%

Total expenses	2.96%	3.01%	3.06%	3.00%	2.82%

Net investment loss	(1.70)%	(1.59)%	(1.73)%	(1.91)%	(2.33)%

Supplemental Data

Net assets, end of year (000)	$11,473	$9,030	$10,439	$10,998	$12,315

Portfolio turnover	89%	92%	132%	113%	115%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.16%.

Financial Highlights (continued)

	Investor C

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$8.25	$6.66	$6.19	$5.14	$5.24

Net investment loss[1]	(0.13)	(0.12)	(0.11)	(0.11)	(0.13)

Net realized and unrealized gain (loss)	(1.83)	1.71	0.57	1.16	0.03

Net increase (decrease) from investment operations	(1.96)	1.59	0.46	1.05	(0.10)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.29	$8.25	$6.66	$6.19	$5.14

Total Investment Return

Based on net asset value[3]	(23.76)%[4]	23.87%[4]	7.59%[5]	20.43%[4]	(1.91)%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	2.62%	2.61%	2.62%	2.59%	2.65%

Total expenses	2.73%	2.88%	2.84%	3.00%	2.80%

Net investment loss	(1.67)%	(1.69)%	(1.67)%	(1.91)%	(2.33)%

Supplemental Data

Net assets, end of year (000).	$22,003	$9,755	$6,511	$2,794	$3,244

Portfolio turnover	89%	92%	132%	113%	115%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.16%.

Financial Highlights (concluded)

Class R
Period September 8, 2008[1] to September 30, 2008

Per Share Operating Performance

Net asset value, beginning of period	$7.38

Net investment loss[2]	(0.01)

Net realized and unrealized loss	(0.40)

Net decrease from investment operations	(0.41)

Redemption fees added to paid-in capital	0.00 [3]

Net asset value, end of period	$6.97

Total Investment Return

Based on net asset value[4]	(5.56)%[5,6]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.13%[7]

Total expenses	2.36%[7]

Net investment loss	(1.49)%[7]

Supplemental Data

Net assets, end of period (000)	$1,362

Portfolio turnover	89%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Aggregate total investment return.

[7]	Annualized.

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

Glossary

Glossary of Investment Terms

Asset-Backed Securities — bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Credit Default Swaps — in entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Depositary Receipts — American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Securities — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fixed Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Fundamentals — “fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Investment Grade — any of the four highest debt obligation ratings by the major rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s or Fitch Ratings.

Junk Bonds — fixed income securities rated below investment grade by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings, or unrated securities that Fund management believes are of comparable quality.

Lipper Health/Biotechnology Fund Index — an equally weighted index of typically the 30 largest mutual funds within its respective investment objective.

Mortgage-Backed Securities — asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

NYSE Arca Tech 100 IndexSM — a price-weighted index that is designed to provide a benchmark for measuring the performance of leading technology-related companies operating across a broad spectrum of industries.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Russell 3000® Health Care Index — an unmanaged index representative of companies involved in medical services or health care in the Russell 3000® Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization.

S&P 500® Index — the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

S&P Extended Market Index Global Ex-U.S. — an unmanaged index comprised of smaller-capitalization stocks of both developed and emerging market countries. Index stocks represent the bottom 20% of available market capital for each individual country, with a minimum market capitalization of at least the local equivalent of US$100 million.

S&P Global Broad Market Index (BMI) — a comprehensive, rules-based index designed to measure global stock market performance. The BMI is segmented into two size components: the S&P Large MidCap Index and the S&P SmallCap Index.

S&P Global Ex-U.S. Broad Market Index (BMI) — an available market capitalization weighted equity index made up of 52 global developed and emerging markets, not including the U.S. The BMI is segmented into two size components: the S&P Large MidCap Index and the S&P SmallCap Index.

S&P U.S. MidSmall Cap Index — an unmanaged index comprised of smaller-capitalization U.S. stocks representing the bottom 30% of available market capital, with a minimum market capitalization of at least $100 million.

Split Rated Bond — a bond that receives different ratings from two or more rating agencies.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Warrants — a warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include transfer agency, custody, professional fees and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees are paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Letter of Intent — permits you to pay the sales charge that would apply if you add up all qualifying Investor and Institutional Shares of BlackRock Funds that you agree to buy within a 13-month period. Certain restrictions apply.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Right of Accumulation — permits you to pay the sales charge that would apply to the current value of all qualifying Investor and Institutional Shares taken together that you own in BlackRock Funds.

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For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
   BlackRock Global Opportunities Portfolio
   BlackRock International Opportunities Portfolio
   BlackRock U.S. Opportunities Portfolio
   BlackRock Health Sciences Opportunities Portfolio
   BlackRock Science & Technology Opportunities Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427

(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISERS
To BlackRock Global Opportunities Portfolio:
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, New York 10022

To BlackRock International Opportunities Portfolio:
BlackRock International Limited
40 Torphichen Street
Edinburgh, Scotland EH3 8JB

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-OPP-INV-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock International Opportunities Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock Science & Technology Opportunities Portfolio

Service Shares

Prospectus

January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dear Shareholder:

BlackRock is pleased to announce several new enhancements to our fund prospectuses. These changes include:

A new plain English style in an updated format to make the prospectus more user-friendly: The redesigned prospectus provides a clearer description of the funds’ investment strategies and risks as well as the various options available to investors for purchasing, exchanging and redeeming fund shares.

The packaging of similar funds: BlackRock has grouped like funds together in the same prospectus, which may result in reduced costs to the funds.

We continue to encourage you to take advantage of electronic delivery of prospectuses in lieu of receiving printed prospectuses as it reduces expenses borne by shareholders, and it is more environmentally friendly. To go paperless, please contact your financial professional or go online to www.blackrock.com/edelivery for more information.

At BlackRock, our interest continues to focus solely on those interests of our clients. We appreciate the trust you give our investment professionals and look forward to providing additional enhancements and services in the future. For more information, please do not hesitate to contact your financial professional or BlackRock at 800-537-4942 or visit our website at www.blackrock.com.

Very truly yours,

BlackRock Funds

	Table of Contents

Funds Overview	Key facts and details about the Funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About the Funds	4
	BlackRock International Opportunities Portfolio	4
	BlackRock U.S. Opportunities Portfolio	8
	BlackRock Health Sciences Opportunities Portfolio	11
	BlackRock Science & Technology Opportunities Portfolio	15

Details About the Funds	How Each Fund Invests	19
	Investment Risks	24

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	29
	How to Buy, Sell and Transfer Shares	30
	Funds’ Rights	33
	Short-Term Trading Policy	34
	Redemption Fee	35
	Distribution and Service Payments	36

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	38
	Portfolio Manager Information	40
	Conflicts of Interest	41
	Valuation of Fund Investments	42
	Dividends, Distributions and Taxes	43

Financial Highlights	Financial Performance of the Funds	44

General Information	Shareholder Documents	48
	Certain Fund Policies	48
	Statement of Additional Information	49

Glossary	Glossary of Investment Terms	50

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about BlackRock International Opportunities Portfolio (“International Opportunities”), BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities”), BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities”) and BlackRock Science & Technology Opportunities Portfolio (“Science & Technology Opportunities”), each a portfolio of BlackRock FundsSM (the “Trust”). Each of International Opportunities, U.S. Opportunities, Health Sciences Opportunities and Science & Technology Opportunities represents a separate portfolio of securities and each has its own investment objective. International Opportunities, U.S. Opportunities, Health Sciences Opportunities and Science & Technology Opportunities may be individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds.”

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the sub-adviser to International Opportunities, BlackRock International, Ltd. (the “Sub-Adviser”).

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the section for any particular Fund to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

International Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of International Opportunities is to seek long-term capital appreciation.

What are the Fund’s main investment strategies?

Under normal market conditions, the International Opportunities Portfolio invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers (i) organized or located outside of the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

4

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about International Opportunities’ risks, see “Investment Risks” below.

Who should invest?

International Opportunities may be an appropriate investment for you if you:

  Are investing for long term goals

  Want a professionally managed non-diversified portfolio investing in foreign securities as part of your total investment portfolio

  Are willing to accept the increased price volatility, currency fluctuations and other risks associated with investment in foreign markets

  Are seeking to diversify your investment portfolio to include foreign equity securities

  Are not looking for a significant amount of current income

5

Risk/Return Information

The chart and table below give you a picture of International Opportunities’ long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P Global Ex-U.S. Broad Market Index (BMI) and the S&P Extended Market Index Global Ex-U.S., each a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
International Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 81.64% (quarter ended December 31, 1999) and the lowest return for a quarter was –24.50% (quarter ended September 30, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock International Opportunities Portfolio — Service Shares
Return Before Taxes[1]	–43.33%	7.51%	14.60%
Return After Taxes on Distributions[1]	–43.33%	6.05%	13.40%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–28.16%	6.71%	13.01%

S&P Global Ex-U.S. Broad Market Index (BMI)[2]	–45.89%	3.15%	2.92%

S&P Extended Market Index Global Ex-U.S.[3]	–49.85%	3.07%	4.62%

1	Includes all applicable fees and sales charges.
2	Until October 1, 2008, this index was called the S&P/Citigroup Broad Market Index Global Ex-U.S.
3	Until October 1, 2008, this index was called the S&P/Citigroup Extended Market Index Global Ex-U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of International Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)
Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	—[1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.98%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.35%

Acquired Fund Fees and Expenses[2]	0.02%

Total Annual Fund Operating Expenses[2]	1.60%

Fee Waivers and Expense Reimbursements[3]	—%

Net Annual Fund Operating Expenses[3]	1.60%

1	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.75% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in International Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$163	$505	$871	$1,900

7

U.S. Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of U.S. Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about U.S. Opportunities risks, see “Investment Risks” below.

Who should invest?

U.S. Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of U.S. emerging capitalization investments

  Are willing to accept the risks of investing in U.S. small and mid-cap companies in order to seek long-term capital growth

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

8

Risk/Return Information

The chart and table below give you a picture of U.S. Opportunities’ long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P U.S. MidSmall Cap Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

In December 2002, the fund changed its primary investment strategies and, therefore, the fund’s performance prior to that date does not reflect the fund’s current investment style.

Service Shares
ANNUAL TOTAL RETURNS
U.S. Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 69.29% (quarter ended December 31, 1999) and the lowest return for a quarter was –25.59% (quarter ended September 30, 2001).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock U.S. Opportunities Portfolio — Service Shares
Return Before Taxes[1]	–35.18%	4.57%	11.01%
Return After Taxes on Distributions[1]	–35.18%	4.57%	9.28%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–22.86%	3.93%	8.77%

S&P U.S. MidSmall Cap Index[2] (Reflects no deduction for fees, expenses or taxes)	–39.64%	–1.06%	3.70%

1	Includes all applicable fees and sales charges.
2	Until October 1, 2008, this index was called the S&P/Citigroup Extended Market Index U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

9

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of U.S. Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	—[1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.85%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.58%

Acquired Fund Fees and Expenses[2]	0.03%

Total Annual Fund Operating Expenses[2]	1.71%

Fee Waivers and Expense Reimbursements[3]	(0.08)%

Net Annual Fund Operating Expenses[3]	1.63%

1	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.60% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Operating Expenses were 1.43% for Service Shares. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in U.S. Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$ 166	$ 531	$ 921	$ 2,013

10

Health Sciences Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Health Sciences Opportunities invests at least 80% of total assets in securities of companies in health sciences and related industries. Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries. The Fund reserves the right to invest up to 20% of total assets in other types of securities. These may include stocks of companies not associated with health sciences. They may also include debt securities and smaller capitalization companies.

From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. Such developments may, therefore, have a greater impact on the Fund’s performance.

  Healthcare-Related Securities Risk — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete.
  Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

  Concentration Risk — Concentration risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

11

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Small Cap and Emerging Growth Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Health Sciences Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Health Sciences Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Are looking for a professionally managed portfolio to add to your investments that will increase your allocation to the healthcare sector

  Are looking to invest in a portfolio comprised primarily of healthcare equity securities and are willing to accept the risk that the value of your investment may be influenced by the risks associated with a sector strategy versus a more diversified investment

  Are looking for an investment portfolio that includes exposure to healthcare companies in a variety of foreign markets in addition to U.S. investments and are willing to accept the risks of foreign investing

  Are willing to accept the risk that the value of your investment may decline in order to seek long-term capital appreciation

  Are not looking for a significant amount of current income

12

Risk/Return Information

On January 31, 2005, Health Sciences Opportunities reorganized with the State Street Research Health Sciences Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had investment goals and strategies substantially similar to the Fund. The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the performance to that of the Russell 3000® Health Care Index and the S&P 500® Index, both of which are recognized unmanaged indices of stock market performance, and the Lipper Health/Biotechnology Fund Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If certain expenses had not been waived or reimbursed during these periods, returns would have been lower.

The performance of Service Shares for the period before January 28, 2005 is based on the performance of Investor A Shares, adjusted to reflect the class specific fees applicable to Service Shares at the time of such share class’s launch. This information may be considered when assessing the Fund’s performance, but does not represent the actual performance of this share class.

Service Shares
ANNUAL TOTAL RETURNS
Health Sciences Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 34.69% (quarter ended June 30, 2003) and the lowest return for a quarter was –15.15% (quarter ended June 30, 2002).

As of 12/31/08	1 Year	5 Years	Since Inception[2]

Health Sciences Opportunities Portfolio — Service Shares
Return Before Taxes[1]	–19.34%	7.12%	13.28%
Return After Taxes on Distributions[1]	–20.88%	6.16%	12.19%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–11.38%	5.88%	11.36%

Lipper Health/Biotechnology Fund Index (Reflects no deduction for
fees, expenses or taxes)	–22.74%	1.16%	6.67%

Russell 3000 Health Care Index (Reflects no deduction for fees,
expenses or taxes)	–22.97%	–0.99%	1.07%

S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–2.19%	–3.32%

1	Includes all applicable fees and sales charges.
2	The Fund commenced operations on December 21, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

13

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Health Sciences Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.74%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.37%

Acquired Fund Fees and Expenses[3]	0.03%

Total Annual Fund Operating Expenses[3]	1.39%

Fee Waivers and Expense Reimbursements[4]	—%

Net Annual Fund Operating Expenses[4]	1.39%

1	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.
2	Other Expenses have been restated to reflect current fees.
3	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.
4	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.55% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Health Sciences Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$ 142	$ 440	$ 761	$ 1,669

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Science & Technology Opportunities Portfolio

Effective September 15, 2008, the name of BlackRock Global Science & Technology Opportunities Portfolio changed to BlackRock Science & Technology Opportunities Portfolio.

What is the Fund’s investment objective?

The investment objective of Science & Technology Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Fund may invest in companies located throughout the world and may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

Science & Technology Opportunities primarily invests in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Concentration Risk — Concentration risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in the science and technology sectors, there is the risk that the Fund will perform poorly during a downturn in either of those sectors.

  Technology Securities Risk — Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

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Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Science & Technology Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Science & Technology Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio investing in science and technology-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the science and technology sectors

  Are looking for exposure to foreign as well as domestic markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

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Risk/Return Information

The chart and table below give you a picture of Science & Technology Opportunities’ long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the NYSE Arca Tech 100 IndexSM, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Science & Technology Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 32.50% (quarter ended December 31, 2001) and the lowest return for a quarter was –35.39% (quarter ended September 30, 2001).

			Since Inception[2]
As of 12/31/08	1 Year	5 Years

Science & Technology Opportunities Portfolio — Service Shares
Return Before Taxes[1]	–39.82%	–2.52%	–7.11%
Return After Taxes on Distributions[1]	–39.82%	–2.52%	–7.11%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.88%	–2.13%	–5.75%

NYSE Arca Tech 100 Index (Reflects no deduction for fees, expenses or taxes)	–34.50%	–2.14%	–5.42%

1	Includes all applicable fees and sales charges.
2	The Fund commenced operations on May 15, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Science & Technology Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	—[1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.90%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.86%

Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses[2]	2.02%

Fee Waivers and Expense Reimbursements[3]	(0.28)%

Net Annual Fund Operating Expenses[3]	1.74%

1	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.73% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Science & Technology Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$ 177	$ 607	$ 1,062	$ 2,326

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Details About the Funds

How Each Fund Invests

International Opportunities Portfolio

Investment Goal

The investment objective of International Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for International Opportunities, such as:

  identifying companies that appear to have above-average earnings growth potential;

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average return potential based on factors such as relative value and earnings estimate revisions, depending on market conditions.

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers (i) organized or located outside of the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

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ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE INTERNATIONAL OPPORTUNITIES PORTFOLIO

International Opportunities is managed by a team of financial professionals. Michael D. Carey, CFA and Thomas Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

U.S. Opportunities Portfolio

Investment Goal

The investment objective of U.S. Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for U.S. Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE U.S. OPPORTUNITIES PORTFOLIO

U.S. Opportunities is managed by a team of financial professionals. Jean M. Rosenbaum, CFA and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

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Health Sciences Opportunities Portfolio

Investment Goal

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Health Sciences Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average returns; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund expects to invest in health sciences companies comparable in size to those in the health sector of the Russell 3000® Health Care Index or in similar companies, including non-U.S. companies. The Fund does not limit its investments to companies of any particular size.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of total assets in securities of companies in health sciences and related industries. The Health Sciences sector can include companies in Health Care Equipment & Supplies, Health Care Providers & Services, Biotechnology, and Pharmaceuticals. The sector can include, but is not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.

The Fund’s investments may include common and preferred stock, convertible securities, warrants and depositary receipts. From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The Fund reserves the right to invest up to 20% of total assets in other types of securities. These may include stocks of companies not associated with health sciences, debt securities and smaller capitalization companies.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

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ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE HEALTH SCIENCES OPPORTUNITIES PORTFOLIO

Health Sciences Opportunities is managed by a team of financial professionals. Erin Xie, PhD and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Science & Technology Opportunities Portfolio

Investment Goal

The investment objective of Science & Technology Opportunities is to provide long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Science & Technology Opportunities, such as:

  selecting companies with the potential for rapid and sustainable growth from the development, advancement and use of science and/or technology; and

  identifying companies that have above-average return potential based on factors such as revenue and earnings growth, estimate revisions, profitability and relative value. The factors and the weight assigned to a factor may change depending on market conditions.

In addition, a variety of countries, including emerging market countries, and industries are likely to be represented.

The Fund generally will sell a stock when, in the Fund management team’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or use of technology. The Fund may invest up to 25% of its net assets in emerging market countries.

Some of the industries likely to be represented in the Fund’s portfolio holdings include: application software, IT consulting and services, internet software and services, networking equipment, telecom equipment, computer hardware, computer storage and peripherals, electronic equipment and instruments, semiconductors and equipment, aerospace and defense, electrical components and equipment, biotechnology, pharmaceuticals, healthcare equipment and supplies, healthcare distribution and services, healthcare facilities, industrial gases, specialty chemicals, advanced materials, integrated telecom services, alternative carriers and wireless telecommunication services.

Science & Technology Opportunities primarily invests in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily

22

invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

Science & Technology Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA, Jean M. Rosenbaum, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies:

In addition to the main strategies discussed above, the Funds may also invest or engage in the following investments/strategies:

  Foreign Exchange Transactions — Each Fund may engage in foreign exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

  Repurchase Agreements, Purchase and Sale Contracts — A Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

  Illiquid/Restricted Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  “New Issues” — “New Issues” are initial public offerings (“IPOs”) of U.S. equity securities. Each Fund may invest in shares of companies through such IPOs.

  Warrants — A warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.

  Temporary Defensive Strategies — It is possible that in extreme market conditions each Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  Money Market Securities — A Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Credit Default Swaps — A Fund may invest in credit default swaps, whereby one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

  Depositary Receipts — Depositary receipts are issued for the purpose of evidencing underlying securities issued by a foreign corporation.

  Indexed and Inverse Securities — Each Fund may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed security”). For example, a Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. A Fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down.

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  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in a Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Concentration Risk (Health Sciences Opportunities and Science & Technology Opportunities) — Concentration risk is the risk that a Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because Science & Technology Opportunities invests primarily in two sectors, there is the risk that the Fund will perform poorly during a downturn in one of those sectors. Because Health Sciences Opportunities invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

Non-Diversification Risk (Health Sciences Opportunities) — Health Sciences Opportunities is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

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Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Securities Risk (International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities Main Risk; U.S. Opportunities Other Risk) — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

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Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be un-invested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

Emerging Markets Risk (International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Healthcare-Related Securities Risk (Health Sciences Opportunities) — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

Technology Securities Risk (Science & Technology Opportunities) — Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

Geographic Concentration Risk (Science & Technology Opportunities) — From time to time, Science & Technology Opportunities may invest more than 25% of its assets in securities whose issuers are located in a single country. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Derivatives Risk — A Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for

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derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Foreign Currency Transactions Risk (International Opportunities, Health Sciences Opportunities, and Science & Technology Opportunities) — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Depositary Receipts Risk — The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose a Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Indexed and Inverse Securities Risk — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

“New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for a Fund. However, there is no assurance that a Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a

27

Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Credit Default Swaps Risk — In addition to the risks generally posed by derivatives, credit default swaps are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk and interest rate risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Asset-Backed Securities Risk — Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to prepayment risk and extension risk.

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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Service Shares in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your financial institution (such as banks and brokerage firms) (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

If you redeem Service Shares within 30 days of purchase, you will generally be charged a redemption fee unless certain conditions are met.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the Service Share class.

Service Shares

Availability	Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, financial intermediaries may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	Yes. Payable if you redeem within 30 days of purchase.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

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How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

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How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the share class table of this
	your investment	prospectus.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

Add to your	Purchase additional shares	There is no minimum amount for additional investments.
investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for
additional shares

	Or contact BlackRock (for	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak
	accounts held directly with	with one of our representatives. The Fund has the right to reject any
	BlackRock)	telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or
BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call
BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
BlackRock at (800) 537-4942, or contact your financial intermediary (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4:00 p.m.
(Eastern time) on the first business day following receipt of the order.
Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective fund.
If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

31

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	intermediary submit your	professional or financial intermediary in accordance with the
Shares	sales order	procedures applicable to your accounts. These procedures may vary according to the type of account and the financial intermediary involved and customers should consult their financial intermediary in this regard. Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial
intermediaries. Financial intermediaries may place redemption orders by telephoning (800) 537-4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the New York
Stock Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: Financial intermediaries may place redemption orders by telephoning (800) 537-4942.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds, c/o PNC Global Investment Servicing (U.S.) Inc.,
P.O. Box 9819, Providence, RI 02940. Under certain circumstances, a medallion signature guarantee will be required.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before
4:00 p.m. (Eastern time) on a business day is normally made in
Federal funds wired to the redeeming shareholder on the next business day, provided that the Funds’ custodian is also open for business. Payment for redemption orders received after 4:00 p.m.
(Eastern time) or on a day when the Funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Funds’ custodian is open for business. The
Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a Fund.

32

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Shares can be redeemed by Federal wire transfer to a single previously
Redemption of	with BlackRock (continued)	designated bank account. No charge for wiring redemption payments
Shares (continued)		with respect to Service Shares is imposed by the Fund, although financial intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their financial intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Securities	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Dealer or Other	financial intermediary	services may not be available for the transferred shares. All future
Financial		trading of these assets must be coordinated by the receiving firm.
Intermediary
	Transfer to a non-participating	You must either:
	securities dealer or other	•Transfer your shares to an account with the Fund; or
	financial intermediary	•Sell your shares, paying any applicable deferred sales charge.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act of 1940, as amended (the “Investment Company Act”),

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the minimum required initial investment due to redemptions you have made. You will be notified that the value of your account is less than the minimum required initial investment before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the minimum required initial investment before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

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Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or junk bonds that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

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Redemption Fee

The Funds charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is for the benefit of the remaining shareholders of a Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the applicable Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

  —through the Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

  —in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

  —in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in a Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of a Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Funds reserve the right to modify or eliminate these waivers at any time.

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The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Energy & Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock Energy & Resources Portfolio	BlackRock Latin America Fund, Inc.
BlackRock EuroFund	BlackRock Pacific Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Index Fund
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust, on behalf of the Funds, has adopted a plan (the “Plan”) that allows each Fund to pay a distribution fee for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plan with respect to Service Shares.

Plan Payments

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of each Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

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Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees that a Fund pays to PNC Global Investment Servicing (U.S.) Inc., BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (the “Sub-Adviser”), an affiliate of BlackRock, acts as sub-adviser for International Opportunities. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly as described below.

International Opportunities Total Annual Management Fee (Before Waivers)

With respect to International Opportunities, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	1.000%

$1 billion – $2 billion	0.950%

$2 billion – $3 billion	0.900%

Greater than $3 billion	0.850%

U.S. Opportunities Total Annual Management Fee (Before Waivers)

With respect to U.S. Opportunities, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	1.100%

$1 billion – $2 billion	1.050%

$2 billion – $3 billion	1.025%

Greater than $3 billion	1.000%

Health Sciences Opportunities Total Annual Management Fee (Before Waivers)

With respect to Health Sciences Opportunities, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

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Science & Technology Opportunities Total Annual Management Fee (Before Waivers)

With respect to Science & Technology Opportunities, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	0.900%

$1 billion – $2 billion	0.850%

$2 billion – $3 billion	0.800%

Greater than $3 billion	0.750%

BlackRock has agreed contractually to cap net expenses for International Opportunities, U.S. Opportunities, Health Sciences Opportunities and Science & Technology Opportunities (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the respective Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement with the Sub-Adviser with respect to International Opportunities, under which BlackRock pays the Sub-Adviser for services it provides a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets as follows:

International Opportunities	0.98%

U.S. Opportunities	0.85%

Health Sciences Opportunities	0.74%

Science & Technology Opportunities	0.82%

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement, if any, with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

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Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

International Opportunities

International Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	1999	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Funds

Michael D. Carey, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team
investment strategy and overseeing
the management of the Funds

U.S. Opportunities

U.S. Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Jean M. Rosenbaum, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Funds

Jean M. Rosenbaum,	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 2006;
CFA	management of the Fund, including		Director of BlackRock, Inc. from 2002 to 2006
setting the Fund’s overall
investment strategy and overseeing
the management of the Funds

Health Sciences Opportunities

Health Sciences Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Funds

Erin Xie, PhD	Responsible for the day-to-day	2003	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2006; member of the BlackRock Global
	setting the Fund’s overall		Opportunities Team since 2005; Senior Vice
	investment strategy and overseeing		President at State Street Research Health
	the management of the Funds		Sciences Fund from 2001 to 2005, becoming
portfolio manager in 2003

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Science & Technology Opportunities

Science & Technology is managed by a team of financial professionals. Thomas P. Callan, CFA, Jean M. Rosenbaum, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2000	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund.

Jean M. Rosenbaum,	Responsible for the day-to-day	2000	Managing Director of BlackRock, Inc. since 2006;
CFA	management of the Fund, including		Director of BlackRock, Inc. from 2002 to 2006
setting the Fund’s overall
investment strategy and overseeing
the management of the Fund.

Erin Xie, PhD	Responsible for the day-to-day	2005	Managing Director of BlackRock since 2006;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team since 2005; Senior Vice President at
	investment strategy and overseeing		State Street Research Health Sciences Fund
	the management of the Fund.		from 2001 to 2005, becoming portfolio
manager in 2003.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors,

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consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Trust, on behalf of each Fund, has retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, Investor A Shares will have a higher net asset value than Investor B, Investor C, Class R and Service Shares, and Class R and Service Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A, Institutional, Class R and Service Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional, Class R and Service Shares have lower expenses.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

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Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

43

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

International Opportunities

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$49.52	$41.06	$33.55	$23.93	$19.59

Net investment income[1]	0.28	0.32	0.29	0.44	0.06

Net realized and unrealized gain (loss)	(13.14)	14.58	8.32	9.45	4.29

Net increase (decrease) from investment operations	(12.86)	14.90	8.61	9.89	4.35

Dividends and distributions from:
Net investment income	(1.06)	(0.61)	(0.35)	(0.28)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(8.30)	(6.44)	(1.11)	(0.28)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$28.36	$49.52	$41.06	$33.55	$23.93

Total Investment Return

Based on net asset value	(31.10)%[3,4]	40.00%[4]	26.30%[5]	41.65%[6]	22.25%[7]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.58%	1.58%	1.57%	1.74%	1.75%

Total expenses	1.58%	1.59%	1.58%	1.76%	1.91%

Net investment income	0.72%	0.73%	0.73%	1.52%	0.21%

Supplemental Data

Net assets, end of year (000)	$64,368	$172,135	$128,879	$44,308	$19,167

Portfolio turnover	138%	77%	91%	86%	98%

1	Based on average shares outstanding.
2	Less than $0.01 per share.
3	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.
4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
5	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.
6	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.
7	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

44

Financial Highlights (continued)

U.S. Opportunities

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$35.89	$28.28	$24.96	$19.93	$16.27

Net investment loss[1]	(0.06)	(0.09)	(0.07)	(0.21)	(0.22)

Net realized and unrealized gain (loss)	(5.25)	7.70	3.38	5.24	3.88

Net increase (decrease) from investment operations	(5.31)	7.61	3.31	5.03	3.66

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$30.58	$35.89	$28.28	$24.96	$19.93

Total Investment Return

Based on net asset value	(14.80)%[3]	26.91%[3]	13.30%[4]	25.24%[3]	22.50%[3]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.43%	1.40%	1.57%	1.90%	1.90%

Total expenses	1.68%	1.69%	1.85%	1.97%	1.97%

Net investment loss	(0.17)%	(0.28)%	(0.25)%	(0.96)%	(1.15)%

Supplemental Data

Net assets, end of year (000)	$109,679	$43,763	$1,527	$472	$2,303

Portfolio turnover	164%	106%	120%	94%	106%

1	Based on average shares outstanding.
2	Less than $0.01 per share.
3	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

45

Financial Highlights (continued)

Health Sciences Opportunities

	Service

	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period January 28, 2005[1] to February 28, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$29.85	$25.78	$24.15	$20.24		$20.30

Net investment loss	(0.02)[2]	(0.02)[2]	(0.03)[2]	(0.12)[2]		(0.01)

Net realized and unrealized gain (loss)	(0.49)	4.44	2.27	4.04		(0.05)

Net increase (decrease) from
investment operations	(0.51)	4.42	2.24	3.92		(0.06)

Distributions from net realized gain	(1.14)	(0.35)	(0.62)	(0.01)		—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01	0.00 [3]		—

Net asset value, end of period	$28.20	$29.85	$25.78	$24.15		$20.24

Total Investment Return

Based on net asset value	(1.98)%[4]	17.33%[4]	9.47%[5]	19.37%[4,6]		(0.30)%[6]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.35%	1.30%	1.34%	1.55%[7]		0.82%[7]

Total expenses	1.35%	1.32%	1.34%	1.64%[7]		0.82%[7]

Net investment loss	(0.06)%	(0.08)%	(0.12)%	(0.90)%[7]		(0.70)%[7]

Supplemental Data

Net assets, end of period (000)	$5,764	$7,806	$4,347	$66	$	—[8]

Portfolio turnover	91%	98%	157%	77%		173%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.01 per share.
4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
5	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.
6	Aggregate total investment return.
7	Annualized.
8	Net assets end of period are less than $500.

46

Financial Highlights (concluded)

Science & Technology Opportunities

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$8.83	$7.07	$6.51	$5.35	$5.41

Net investment loss[1]	(0.06)	(0.07)	(0.05)	(0.06)	(0.08)

Net realized and unrealized gain (loss)	(1.97)	1.83	0.60	1.22	0.02

Net increase (decrease) from investment operations	(2.03)	1.76	0.55	1.16	(0.06)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.80	$8.83	$7.07	$6.51	$5.35

Total Investment Return

Based on net asset value	(22.99)%[3]	24.89%[3]	8.60%[4]	21.68%[3]	(1.11)%[3]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.73%	1.73%	1.73%	1.73%	1.73%

Total expenses	2.01%	2.30%	2.06%	2.27%	1.94%

Net investment loss	(0.75)%	(0.85)%	(0.79)%	(1.04)%	(1.41)%

Supplemental Data

Net assets, end of year (000)	$106	$123	$148	$116	$86

Portfolio turnover	89%	92%	132%	113%	115%

1	Based on average shares outstanding.
2	Less than $0.01 per share.
3	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.15%.

47

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

48

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

49

Glossary

Glossary of Investment Terms

Asset-Backed Securities — bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Credit Default Swaps — in entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Depositary Receipts — American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Securities — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fixed Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Fundamentals — “fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Lipper Health/Biotechnology Fund Index — an equally weighted index of typically the 30 largest mutual funds within its respective investment objective.

NYSE Arca Tech 100 IndexSM — a price-weighted index that is designed to provide a benchmark for measuring the performance of leading technology-related companies operating across a broad spectrum of industries.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Russell 3000® Health Care Index — an unmanaged index representative of companies involved in medical services or health care in the Russell 3000® Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization.

S&P 500® Index — the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

50

S&P Extended Market Index Global Ex-U.S. — an unmanaged index comprised of smaller-capitalization stocks of both developed and emerging market countries. Index stocks represent the bottom 20% of available market capital for each individual country, with a minimum market capitalization of at least the local equivalent of US$100 million.

S&P Global Broad Market Index (BMI) — a comprehensive, rules-based index designed to measure global stock market performance. The BMI is segmented into two size components: the S&P Large MidCap Index and the S&P SmallCap Index.

S&P Global Ex-U.S. Broad Market Index (BMI) — an available market capitalization weighted equity index made up of 52 global developed and emerging markets, not including the U.S. The BMI is segmented into two size components: the S&P Large MidCap Index and the S&P SmallCap Index.

S&P U.S. MidSmall Cap Index — an unmanaged index comprised of smaller-capitalization U.S. stocks representing the bottom 30% of available market capital, with a minimum market capitalization of at least $100 million.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Warrants — a warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include transfer agency, custody, professional fees and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees are paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

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For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
  BlackRock International Opportunities Portfolio
  BlackRock U.S. Opportunities Portfolio
  BlackRock Health Sciences Opportunities Portfolio
  BlackRock Science & Technology Opportunities Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427

(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
To BlackRock International Opportunities Portfolio:
BlackRock International Limited
40 Torphichen Street
Edinburgh, Scotland EH3 8JB

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each Fund’s investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-OPP-SVC-0109